UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07874
JPMorgan Investment Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue
New York, New York 10036
(Address of principal executive offices) (Zip code)
Stephen M. Benham
522 Fifth Avenue
New York, New York 10036
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (800) 480-4111
Date of fiscal year end: December 31, 2005
Date of reporting period: September 30, 2005
ITEM 1. SCHEDULE OF INVESTMENTS.
JPMorgan Investment Trust
Schedule of Portfolio Investments as of September 30, 2005
(Unaudited)
THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the Fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
JPMorgan Distribution Services, Inc.
© J.P. Morgan Chase & Co., 2005.

JPMorgan Investment Trust Balanced Portfolio
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)

Shares	Security Description	Value

Long-Term Investments — 96.5%
Common Stocks — 61.1%
Aerospace & Defense — 1.0%
4,300	Boeing Co.	$292,185
2,700	Lockheed Martin Corp.	164,808
5,500	Northrop Grumman Corp.	298,925
2,800	Raytheon Co.	106,456
9,300	United Technologies Corp.	482,112

		1,344,486

Air Freight & Logistics — 0.7%
8,000	FedEx Corp.	697,040
4,300	United Parcel Service, Inc., Class B	297,259

		994,299

Auto Components — 0.4%
7,500	Johnson Controls, Inc.	465,375
3,700	Lear Corp.	125,689

		591,064

Automobiles — 0.1%
1,900	Harley-Davidson, Inc.	92,036

Beverages — 1.5%
34,400	Coca-Cola Co. (The)	1,485,736
12,891	Coca-Cola Enterprises, Inc.	251,374
5,500	PepsiCo, Inc.	311,905

		2,049,015

Biotechnology — 1.1%
13,400	Amgen, Inc. (a)	1,067,578
900	Gilead Sciences, Inc. (a)	43,884
6,700	MedImmune, Inc. (a)	225,455
4,600	OSI Pharmaceuticals, Inc. (a)	134,504

		1,471,421

Capital Markets — 2.2%
1,400	Ameritrade Holding Corp. (a)	30,072
900	Charles Schwab Corp. (The)	12,987
600	E*Trade Financial Corp. (a)	10,560
8400	Goldman Sachs Group, Inc.	1,021,272
7100	Mellon Financial Corp.	226,987
500	Merrill Lynch & Co., Inc.	30,675
19,700	Morgan Stanley	1,062,618
14368	State Street Corp.	702,883

		3,098,054

Chemicals — 1.1%
9,600	Air Products & Chemicals, Inc.	529,344
3,200	Lyondell Chemical Co.	91,584
13,654	Nalco Holding Co. (a)	230,343
10,000	Praxair, Inc.	479,300
5,100	Rohm & Haas Co.	209,763

		1,540,334

Commercial Banks — 2.5%
18,700	Bank of America Corp.	787,270
200	BB&T Corp.	7,810

Shares	Security Description	Value

2,400	Compass Bancshares, Inc.	109,992
200	Keycorp	6,450
1,100	Marshall & Ilsley Corp.	47,861
15,400	North Fork Bancorp, Inc.	392,700
500	PNC Financial Services Group, Inc.	29,010
300	TCF Financial Corp.	8,025
37,700	U.S. Bancorp	1,058,616
17,300	Wells Fargo & Co.	1,013,261
500	Zions Bancorp	35,605

		3,496,600

Communications Equipment — 2.7%
53,200	Cisco Systems, Inc. (a)	953,876
39,900	Corning, Inc. (a)	771,267
11,500	Juniper Networks, Inc. (a)	273,585
34,600	Motorola, Inc.	764,314
23,500	QUALCOMM, Inc.	1,051,625

		3,814,667

Computers & Peripherals — 1.6%
2,200	Apple Computer, Inc. (a)	117,942
16,200	Dell, Inc. (a)	554,040
3,500	EMC Corp. (a)	45,290
11,100	Hewlett-Packard Co.	324,120
10,800	International Business Machines Corp.	866,376
5,000	Lexmark International, Inc., Class A (a)	305,250
2,000	NCR Corp. (a)	63,820

		2,276,838

Consumer Finance — 1.0%
1,500	American Express Co.	86,160
1,900	Capital One Financial Corp.	151,088
47,300	MBNA Corp.	1,165,472

		1,402,720

Containers & Packaging — 0.1%
8,500	Smurfit-Stone Container Corp. (a)	88,060
1,100	Temple-Inland, Inc.	44,935

		132,995

Diversified Financial Services — 2.7%
12,400	CIT Group, Inc.	560,232
64,900	Citigroup, Inc.	2,954,248
7,182	Lazard Ltd. (Bermuda), Class A	181,705

		3,696,185

Diversified Telecommunication Services — 1.9%
1,500	AT&T Corp.	29,700
700	MCI, Inc.	17,759
34,200	SBC Communications, Inc.	819,774
26,655	Sprint Corp.	633,856
33,200	Verizon Communications, Inc.	1,085,308

		2,586,397

Electric Utilities — 1.3%
200	American Electric Power Co., Inc.	7,940
4,900	Consolidated Edison, Inc.	237,895

Shares	Security Description	Value

11,300	Edison International	534,264
1,700	FPL Group, Inc.	80,920
4,200	Northeast Utilities	83,790
3,700	PG&E Corp.	145,225
7,500	Pinnacle West Capital Corp.	330,600
5,400	PPL Corp.	174,582
14,200	Xcel Energy, Inc.	278,462

		1,873,678

Electronic Equipment & Instruments — 0.0%(g)
321	Symbol Technologies, Inc.	3,107

Energy Equipment & Services — 0.9%
6,000	Baker Hughes, Inc.	358,080
4,800	Halliburton Co.	328,896
300	Pride International, Inc. (a)	8,553
7,900	Rowan Cos., Inc.	280,371
300	Transocean, Inc. (a)	18,393
4,600	Weatherford International Ltd. (a)	315,836

		1,310,129

Food & Staples Retailing — 0.7%
5,400	CVS Corp.	156,654
15,100	Sysco Corp.	473,687
8,900	Wal-Mart Stores, Inc.	389,998

		1,020,339

Food Products — 0.3%
600	General Mills, Inc.	28,920
8,100	Kellogg Co.	373,653

		402,573

Health Care Equipment & Supplies — 1.8%
5,100	Bausch & Lomb, Inc.	411,468
10,500	Baxter International, Inc.	418,635
1,100	Biomet, Inc.	38,181
23,000	Boston Scientific Corp. (a)	537,510
1,000	Cooper Cos., Inc. (The)	76,610
4,700	Guidant Corp.	323,783
7,600	St. Jude Medical, Inc. (a)	355,680
5,800	Zimmer Holdings, Inc. (a)	399,562

		2,561,429

Health Care Providers & Services — 1.8%
7,700	Aetna, Inc.	663,278
4,900	HCA, Inc.	234,808
6,100	McKesson Corp.	289,445
3,800	Medco Health Solutions, Inc. (a)	208,354
1,600	UnitedHealth Group, Inc.	89,920
13,800	WellPoint, Inc. (a)	1,046,316

		2,532,121

Hotels, Restaurants & Leisure — 1.1%
10,400	Carnival Corp.	519,792
100	Hilton Hotels Corp.	2,232
6,200	International Game Technology	167,400
2,400	Marriott International, Inc., Class A	151,200

Shares	Security Description	Value

13,500	McDonald’s Corp.	452,115
100	MGM Mirage (a)	4,377
2,900	Starwood Hotels & Resorts Worldwide, Inc.	165,793
2,100	Yum! Brands, Inc.	101,661

		1,564,570

Household Durables — 0.4%
100	Fortune Brands, Inc.	8,133
5,600	Lennar Corp., Class A	334,656
1,800	Mohawk Industries, Inc. (a)	144,450

		487,239

Household Products — 0.8%
1,100	Kimberly-Clark Corp.	65,483
16,600	Procter & Gamble Co.	987,036

		1,052,519

Industrial Conglomerates — 3.7%
9,500	3M Co.	696,920
98,000	General Electric Co.	3,299,660
43,840	Tyco International Ltd. (Bermuda)	1,220,944

		5,217,524

Insurance — 2.8%
10,300	Aflac, Inc.	466,590
14,900	AMBAC Financial Group, Inc.	1,073,694
3,400	American International Group, Inc.	210,664
2,700	Assurant, Inc.	102,762
16,100	Genworth Financial, Inc., Class A	519,064
8,900	Hartford Financial Services Group, Inc.	686,813
800	Lincoln National Corp.	41,616
2,900	MBIA, Inc.	175,798
1,400	Metlife, Inc.	69,762
4,600	RenaissanceRe Holdings Ltd. (Bermuda)	201,158
5,000	W.R. Berkley Corp.	197,400
4,353	Willis Group Holdings Ltd. (Bermuda)	163,455

		3,908,776

Internet & Catalog Retail — 0.4%
15,000	eBay, Inc. (a)	618,000

IT Services — 0.4%
7,200	Affiliated Computer Services, Inc., Class A (a)	393,120
100	First Data Corp.	4,000
1,300	Infosys Technologies Ltd. (India) ADR	96,564

		493,684

Shares	Security Description	Value

Leisure Equipment & Products — 0.1%
3,500	Mattel, Inc.	58,380

Machinery — 0.7%
700	AGCO Corp. (a)	12,740
1,200	Danaher Corp.	64,596
4,300	Deere & Co.	263,160
6,600	Eaton Corp.	419,430
1,000	Illinois Tool Works, Inc.	82,330
2,100	SPX Corp.	96,495

		938,751

Media — 2.5%
10,100	E.W. Scripps Co., Class A	504,697
4,800	EchoStar Communications Corp., Class A	141,936
12,200	Gannett Co., Inc.	839,726
41,000	News Corp., Class A	639,190
1,900	Time Warner, Inc.	34,409
40,100	Viacom, Inc., Class B	1,323,701
200	Walt Disney Co.	4,826

		3,488,485

Metals & Mining — 0.5%
600	Alcoa, Inc.	329,670
13,500	Nucor Corp.	35,394
8900	United States Steel Corp.	376,915

		741,979

Multi-Utilities — 1.1%
700	AES Corp. (The) (a)	11,501
11,000	CMS Energy Corp. (a)	180,950
4,600	Constellation Energy Group, Inc.	283,360
11,800	Dominion Resources, Inc.	1,016,452

		1,492,263

Multiline Retail — 1.2%
3,100	Dollar General Corp.	56,854
1,900	Federated Department Stores, Inc.	127,053
1,600	J.C. Penney Co., Inc.	75,872
14,800	Kohl’s Corp. (a)	742,664
200	Nordstrom, Inc.	6,864
11,400	Target Corp.	592,002

		1,601,309

Office Electronics — 0.0% (g)
2,100	Xerox Corp. (a)	28,665

Oil, Gas & Consumable Fuels — 5.1%
2,000	Anadarko Petroleum Corp.	191,500
6,900	Apache Corp.	519,018
900	Burlington Resources, Inc.	73,188
11,200	Chevron Corp.	724,976
14,600	ConocoPhillips	1,020,686
1,000	Devon Energy Corp.	68,640
4,300	EOG Resources, Inc.	322,070
52,100	Exxon Mobil Corp.	3,310,434
500	Kerr-McGee Corp.	48,555

Shares	Security Description	Value

1,500	Murphy Oil Corp.	74,805
7,800	Occidental Petroleum Corp.	666,354
1,100	Valero Energy Corp.	124,366

		7,144,592

Paper & Forest Products — 0.0% (g)
500	International Paper Co.	14,900

Personal Products — 0.5%
12,700	Gillette Co. (The)	739,140

Pharmaceuticals — 3.5%
1,100	Bristol-Myers Squibb Co.	26,466
14,800	Eli Lilly & Co.	792,096
3,300	Forest Laboratories, Inc. (a)	128,601
17,600	Johnson & Johnson	1,113,728
2,800	Medicis Pharmaceutical Corp., Class A	91,168
39,100	Pfizer, Inc.	976,327
10,700	Sepracor, Inc. (a)	631,193
900	Watson Pharmaceuticals, Inc. (a)	32,949
22,200	Wyeth	1,027,194

		4,819,722

Real Estate — 0.4%
100	Duke Realty Corp. REIT	3,388
13,100	Host Marriott Corp. REIT	221,390
200	Kimco Realty Corp. REIT	6,284
1,900	Mack-Cali Realty Corp. REIT	85,386
4,100	Prologis REIT	181,671

		498,119

Road & Rail — 0.4%
10,500	CSX Corp.	488,040

Semiconductors & Semiconductor Equipment — 1.7%
7,700	Agere Systems, Inc. (a)	80,157
22,700	Altera Corp. (a)	433,797
15,100	Analog Devices, Inc.	560,814
1,500	Broadcom Corp., Class A (a)	70,365
20,600	Intel Corp.	507,790
300	Intersil Corp., Class A	6,534
6,100	Linear Technology Corp.	229,299
3,800	Maxim Integrated Products, Inc.	162,070
1,800	Microchip Technology, Inc.	54,216
900	Texas Instruments, Inc.	30,510
8,100	Xilinx, Inc.	225,585

		2,361,137

Software — 2.2%
91,200	Microsoft Corp.	2,346,576
62,100	Oracle Corp. (a)	769,419

		3,115,995

Specialty Retail — 1.4%
400	Abercrombie & Fitch Co.	19,940
19200	Home Depot, Inc.	732,288
12,800	Lowe’s Cos., Inc.	824,320
19000	Staples, Inc.	405,080

		1,981,628

Shares	Security Description	Value

Textiles, Apparel & Luxury Goods — 0.6%
5,500	Coach, Inc. (a)	172,480
2900	Jones Apparel Group, Inc.	111,150
6,800	Nike, Inc., Class B	555,424

		839,054

Thrifts & Mortgage Finance — 0.7%
12,800	Countrywide Financial Corp.	422,144
800	Fannie Mae	35,856
5,600	Freddie Mac	316,176
6,100	Washington Mutual, Inc.	239,242

		1,013,418

Tobacco — 1.4%
26,200	Altria Group, Inc.	1,931,202

Wireless Telecommunication Services — 0.1%
5,110	American Tower Corp., Class A (a)	127,495

	Total Common Stocks (Cost $81,494,538)	85,057,073

Principal Amount
Asset Backed Securities — 1.9%
$225,000	American Express Credit Account Master Trust
	Series 2004-3, Class A, 4.35%, 12/15/11	223,283
79,014	AmeriCredit Automobile Receivables Trust
	Series 2001-B, Class A4, 5.37%, 06/06/08	79,033
600,000	Capital One Auto Finance Trust
	Series 2002-C, Class A4, 3.44%, 06/15/09	595,615
	Capital One Multi-Asset Execution Trust
25,000	Series 2003-B5, Class B5, 4.79%, 08/15/13	24,827
100,000	Series 2005-A2, Class A2, 4.05%, 02/15/11	98,870
150,000	Carmax Auto Owner Trust
	Series 2005-1, Class A3, 4.13%, 05/15/09	149,020
250,000	Citibank Credit Card Issuance Trust
	Series 2003-A5, Class A5, 2.50%, 04/07/08	247,600
100,000	CNH Equipment Trust
	Series 2003-B, Class A4B, 3.38%, 02/15/11	98,045
96,101	CS First Boston Mortgage Securities Corp.
	Series 2002-HE4, Class AF, 5.51%, 08/25/32	96,636
125,000	Ford Credit Auto Owner Trust
	Series 2004-A, Class A4, 3.54%, 11/15/08	122,810
100,000	Household Automotive Trust
	Series 2005-1 Class A4, 4.35%, 06/18/12	98,850
221,035	Onyx Acceptance Grantor Trust
	Series 2004-B, Class A3, 3.09%, 09/15/08	219,489
	WFS Financial Owner Trust
5,733	Series 2003-1, Class A3, 2.03%, 08/20/07	5,727
300,000	Series 2003-2, Class A4, 2.41%, 12/20/10	294,858
150,000	Series 2003-4, Class A4, 3.15%, 05/20/11	147,207
150,000	Series 2004-2, Class A3, 2.85%, 09/22/08	148,717

	Total Asset Backed Securities (Cost $2,676,234)	2,650,587

Principal Amount
Collaterized Mortgage Obligations — 9.9%
Agency CMO — 9.2%
	Federal Home Loan Mortgage Corp.
28,819	Series 85, Class C, 8.60%, 01/15/21	28,790
2,589	Series 115, Class I, 7.00%, 02/15/21	2,584
139,243	Series 168, Class G, 6.50%, 07/15/21	138,955
17,729	Series 189, Class D, 6.50%, 10/15/21	17,688
32,234	Series 1047, Class H, 6.00%, 02/15/21	32,189
20,399	Series 1062, Class H, 6.50%, 04/15/21	20,371
17,437	Series 1116, Class I, 5.50%, 08/15/21	17,413
39,656	Series 1120, Class L, 8.00%, 07/15/21	39,670
43,265	Series 1191, Class E, 7.00%, 01/15/22(m)	43,244
13,336	Series 1240, Class M, 6.50%, 02/15/22	13,419
92,322	Series 1254, Class N, 8.00%, 04/15/22	92,197
45,647	Series 1610, Class PM, 6.25%, 04/15/22	45,834
250,000	Series 1617, Class PM, 6.50%, 11/15/23	259,792
51,730	Series 1668, Class D, 6.50%, 02/15/14	53,321
152,877	Series 1708, Class E, 6.00%, 03/15/09	155,228
153,093	Series 1710, Class GH, 8.00%, 04/15/24	163,214
148,000	Series 1714, Class K, 7.00%, 04/15/24	154,602
21,295	Series 1753, Class D, 8.50%, 09/15/24	22,206
27,846	Series 1819, Class E, 6.00%, 02/15/11	28,302
232,784	Series 1843, Class Z, 7.00%, 04/15/26	241,058
24,861	Series 2107, Class E, 6.00%, 02/15/28	24,938
396,742	Series 2115, Class PE, 6.00%, 01/15/14	406,444
37,952	Series 2136, Class PE, 6.00%, 01/15/28	38,095
133,298	Series 2178, Class PB, 7.00%, 08/15/29	137,945
6,226	Series 2316, Class PB, 6.50%, 09/15/30	6,234
1,233	Series 2367, Class PD, 6.00%, 02/15/30	1,231
180,291	Series 2368, Class OE, 5.50%, 03/15/15(m)	181,149
464,086	Series 2388, Class VD, 6.00%, 08/15/19	467,769
150,000	Series 2391, Class QR, 5.50%, 12/15/16	152,828
475,224	Series 2394, Class MC, 6.00%, 12/15/16(m)	487,673
500,000	Series 2405, Class JF, 6.00%, 01/15/17	514,614
237,603	Series 2425, Class OB, 6.00%, 03/15/17	243,937
27,699	Series 2433, Class NG, 6.50%, 01/15/31	27,929
200,000	Series 2455, Class GK, 6.50%, 05/15/32	209,023
375,000	Series 2457, Class PE, 6.50%, 06/15/32	386,073
39,937	Series 2467, Class EA, 5.50%, 11/15/15	39,982
429,753	Series 2473, Class JZ, 6.50%, 07/15/32	445,575
8,030	Series 2497, Class UH, 5.50%, 05/15/15	8,022
74,112	Series 2501, Class AG, 5.00%, 01/15/16	74,211
650,000	Series 2522, Class GD, 5.50%, 11/15/17	665,438
250,000	Series 2557, Class WJ, 5.00%, 07/15/14	250,720
221,269	Series 2636, Class Z, 4.50%, 06/15/18	210,941
141,645	Series 2643, Class KG, 4.00%, 05/15/18	141,107
275,553	Series 2651, Class VZ, 4.50%, 07/15/18	262,469
250,000	Series 2701, Class OD, 5.00%, 09/15/18	252,395
143,095	Series 2756, Class NA, 5.00%, 02/15/24	142,639
200,000	Series 2764, Class UC, 5.00%, 05/15/27	200,365

Principal Amount
150,000	Series 2809, Class UB, 4.00%, 09/15/17	143,131
317,049	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	Series T-54, Class 2A, 6.50%, 02/25/43	325,688
	Federal Home Loan Mortgage Corp. — Government National Mortgage Association
235,000	Series 13, Class LL, 6.85%, 06/25/23	242,258
213,166	Series 31, Class Z, 8.00%, 04/25/24	229,845
129,746	Series 1988-4, Class Z, 9.25%, 03/25/18	138,542
21,247	Series 1989-21, Class G, 10.45%, 04/25/19	22,911
91,050	Series 1989-37, Class G, 8.00%, 07/25/19	96,157
15,177	Series 1989-86, Class E, 8.75%, 11/25/19	16,293
23,183	Series 1990-30, Class E, 6.50%, 03/25/20	23,913
40,652	Series 1990-105, Class J, 6.50%, 09/25/20	41,984
23,607	Series 1991-129, Class G, 8.75%, 09/25/21	25,190
8,010	Series 1992-151, Class H, 6.00%, 08/25/07	8,080
24,042	Series 1992-18, Class ZH, 7.50%, 03/25/07	24,387
83,840	Series 1993-119, Class H, 6.50%, 07/25/23	86,102
146,745	Series 1993-135, Class PG, 6.25%, 07/25/08	148,218
200,000	Series 1993-140, Class J, 6.65%, 06/25/13	205,188
41,165	Series 1993-197, Class SC, IF,8.30%, 10/25/08	42,346
21,925	Series 1993-202, Class I, 6.50%, 02/25/23	21,927
2,389	Series 1993-223, Class VD, 6.15%, 08/25/06	2,395
115,885	Series 1993-225, Class UB, 6.50%, 12/25/23	118,949
49,863	Series 1994-22, Class C, 5.00%, 12/25/23	49,910
217,000	Series 1994-81, Class LL, 7.50%, 02/25/24	227,375
800,000	Series 1997-42, Class PG, 7.00%, 07/18/12	835,731
9,085	Series 1997-49, Class B, 10.00%, 06/17/27	9,975
121,639	Series 1998-66, Class B, 6.50%, 12/25/28	126,902
290,060	Series 2002-7, Class QM, 6.00%, 02/25/20	292,176
250,000	Series 2002-18, Class PC, 5.50%, 04/25/17	255,680
150,000	Series 2002-19, Class PE, 6.00%, 04/25/17	154,333
300,000	Series 2002-24, Class AJ, 6.00%, 04/25/17	308,053
76,243	Series 2002-41, Class VB, 6.00%, 10/25/20	76,760
43,508	Series 2002-56, Class VD, 6.00%, 04/25/20	43,803
350,000	Series 2003-47, Class PE, 5.75%, 06/25/33	354,377
150,000	Series 2003-55, Class CD, 5.00%, 06/25/23	147,739
250,000	Series 2003-83, Class PG, 5.00%, 06/25/23	248,347
150,000	Series 2003-86, Class PX, 4.50%, 02/25/17	147,832
21,399	Series G-29, Class O, 8.50%, 09/25/21	22,342
628	Series G93-36, Class J, 6.50%, 02/25/23	626
17,023	Government National Mortgage Association
	Series 1995-4, Class CQ, 8.00%, 06/20/25	17,524

		12,832,812

Non-Agency CMO — 0.7%
80,587	Cendant Mortgage Corp.
	Series 2003-8, Class 1A8, 5.25%, 09/25/33	79,850
171,796	Countrywide Alternative Loan Trust
	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	169,705
78,092	First Horizon Asset Securities, Inc.
	Series 2004-AR7, Class 2A1, FRN, 4.94%, 02/25/35	77,800
79,360	MASTR Asset Securitization Trust
	Series 2003-4, Class 2A2, 5.00%, 05/25/18	79,405

Principal Amount
90,000	Residential Accredit Loans, Inc.
	Series 2004-QS8, Class A12, 5.00%, 06/25/34 (e)	88,738
	Wells Fargo Mortgage Backed Securities Trust
130,238	Series 2004-7, Class 2A2, 5.00%, 07/25/19	129,220
130,561	Series 2004-EE, Class 3A1, FRN, 3.99%, 01/25/35	127,623
175,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	168,714

		921,055

	Total Collateralized Mortgage Obligations (Cost $13,749,921)	13,753,867

Corporate Bonds — 12.5%
Airlines — 0.2%
70,000	Continental Airlines, Inc.
	Series 1999-2, Class A2, 7.06%, 03/15/11	70,733
244,330	United Airlines, Inc.
	Series 2000-2, 7.19%, 10/01/12 (d)	239,443

		310,176

Automobiles — 0.3%
220,000	DaimlerCrysler N.A. Holding Corp.
	7.20%, 09/01/09	234,704
125,000	General Motors Corp.
	7.20%, 01/15/11	111,250

		345,954

Beverages — 0.0% (g)
60,000	Coca-Cola Enterprises, Inc.
	6.13%, 08/15/11	64,380

Capital Markets — 1.7%
	Bear Stearns Cos., Inc. (The)
100,000	4.50%, 10/28/10	98,467
75,000	5.70%, 11/15/14	78,347
300,000	Goldman Sachs Group LP
	7.20%, 03/01/07 (e)	310,792
200,000	Goldman Sachs Group, Inc.
	4.75%, 07/15/13	195,431
200,000	Lehman Brothers Holdings, Inc.
	6.63%, 01/18/12	217,563
	Merrill Lynch & Co., Inc.
125,000	Series B, 3.13%, 07/15/08	120,070
200,000	Series C, 4.13%, 01/15/09	196,670
600,000	Morgan Stanley
	6.75%, 04/15/11	652,704
	National Rural Utilities Cooperative Finance Corp.
350,000	6.00%, 05/15/06	353,352
130,000	7.30%, 09/15/06	133,403

		2,356,799

Chemicals — 0.1%
120,000	Dow Capital BV (Netherlands)
	8.50%, 06/08/10	136,507

Commercial Banks — 1.5%
300,000	Banc of America Corp.
	7.80%, 02/15/10	334,829

Principal Amount
100,000	BankAmerica Corp.
	7.13%, 10/15/11	110,660
100,000	Branch Banking & Trust Co.
	4.88%, 01/15/13	99,756
225,000	FleetBoston Financial Corp.
	7.38%, 12/01/09	247,146
150,000	Keycorp
	Series G, 4.70%, 05/21/09	149,780
155,000	Marshall & Ilsley Corp.
	4.38%, 08/01/09	153,243
75,000	Popular North America, Inc.
	4.25%, 04/01/08	74,026
50,000	Royal Bank of Canada (Canada)
	3.88%, 05/04/09	48,953
125,000	Suntrust Bank
	5.00%, 09/01/15	124,430
25,000	UnionBanCal Corp.
	5.25%, 12/16/13	25,163
300,000	Wachovia Corp.
	6.61%, 10/01/25	338,323
125,000	Wells Fargo & Co.
	3.13%, 04/01/09	118,965
160,000	Wells Fargo Bank NA
	7.55%, 06/21/10	178,894

		2,004,168

Commercial Services & Supplies — 0.0% (g)
60,000	PHH Corp.
	7.13%, 03/01/13	64,622

Computers & Peripherals — 0.1%
80,000	International Business Machines Corp.
	4.38%, 06/01/09	79,502

Construction Materials — 0.0% (g)
60,000	Hanson Australia Funding Ltd.
	5.25%, 03/15/13	59,896

Consumer Finance — 0.9%
125,000	American Express Credit Corp.
	3.00%, 05/16/08	120,420
	American General Finance Corp.
120,000	Series H, 4.00%, 03/15/11	113,950
65,000	Series I, 4.63%, 05/15/09	64,357
700,000	HSBC Finance Corp.
	8.00%, 07/15/10	789,865
150,000	John Deere Capital Corp.
	Series D, 3.63%, 05/25/07	147,785

		1,236,377

Diversified Financial Services — 2.3%
200,000	Capital One Bank
	6.88%, 02/01/06	201,567

Principal Amount
135,000	Caterpillar Financial Services Corp
	4.50%, 09/01/08	134,454
	CIT Group, Inc.
180,000	4.13%, 02/21/06	179,967
75,000	7.38%, 04/02/07	77,989
	Citigroup, Inc.
100,000	3.50%, 02/01/08	97,598
590,000	5.00%, 09/15/14	586,814
570,000	Credit Suisse First Boston USA, Inc.
	6.50%, 01/15/12	617,215
450,000	Ford Motor Credit Co.
	7.38%, 02/01/11	430,428
	General Electric Capital Corp.
500,000	8.63%, 06/15/08	547,357
50,000	Series A, 3.13%, 04/01/09	47,540
50,000	International Lease Finance Corp.
	5.00%, 04/15/10	50,178
200,000	Textron Financial Corp.
	4.60%, 05/03/10	198,033

		3,169,140

Diversified Telecommunication Services — 0.8%
125,000	Bellsouth Corp.
	6.00%, 10/15/11	132,113
80,000	British Telecommunications plc (United Kingdom)
	8.38%, 12/15/10	92,628
60,000	Deutsche Telekom International Finance BV (Netherlands)
	8.50%, 06/15/10	68,024
30,000	France Telecom S.A. (France)
	7.75%, 03/01/11	34,064
300,000	Nynex Capital Funding Co.
	Series B, SUB, 8.23%, 10/15/09	331,682
200,000	Southwestern Bell Telephone
	Series C, 5.98%, 10/22/07	203,780
	Sprint Capital Corp.
150,000	6.00%, 01/15/07	152,499
125,000	7.63%, 01/30/11	139,876

		1,154,666

Electric Utilities — 0.9%
233,000	American Electric Power Co., Inc.
	Series A, 6.13%, 05/15/06	235,265
50,000	Carolina Power & Light Co.
	5.13%, 09/15/13	50,345
25,000	Consolidated Edison Co. of New York
	4.70%, 06/15/09	25,045
100,000	Constellation Energy Group, Inc.
	6.35%, 04/01/07	102,252
150,000	Dominion Resources, Inc.
	Series B, 6.25%, 06/30/12	159,032
200,000	DTE Energy Co.
	Series A, 6.65%, 04/15/09	211,249

Principal Amount
500,000	Exelon Corp.
	6.75%, 05/01/11	535,953

		1,319,141

Food & Staples Retailing — 0.2%
75,000	Albertson’s Inc.
	6.95%, 08/01/09	74,487
120,000	Kroger Co. (The)
	8.05%, 02/01/10	132,245
100,000	Wal-Mart Stores, Inc.
	4.13%, 02/15/11	97,271

		304,003

Gas Utilities — 0.1%
173,000	Columbia Energy Corp.
	Series C, 6.80%, 11/28/05	173,651
35,000	Sempra Energy Corp.
	4.75%, 05/15/09	34,753

		208,404

Insurance — 0.4%
50,000	Ace INA Holdings, Inc.
	5.88%, 06/15/14	50,864
175,000	Allstate Corp. (The)
	6.13%, 02/15/12	185,441
100,000	American International Group, Inc.
	2.88%, 05/15/08	95,485
75,000	Principal Life, Income Funding Trusts
	3.20%, 04/01/09	71,650
	Protective Life Secured Trust
40,000	4.00%, 10/07/09	39,083
75,000	4.00%, 04/01/11	72,099

		514,622

Media — 0.8%
	Comcast Cable Communications
100,000	6.88%, 06/15/09	106,612
150,000	8.38%, 05/01/07	158,264
50,000	Comcast Cable Communications Holdings, Inc.
	8.38%, 03/15/13	59,158
50,000	COX Communications, Inc.
	7.75%, 11/01/10	55,328
150,000	News America, Inc.
	6.75%, 01/09/38	163,255
450,000	Time Warner, Inc.
	9.13%, 01/15/13	549,471
50,000	Thomson Corp. (The)
	4.25%, 08/15/09	48,963

		1,141,051

Principal Amount
Multi-Utilities — 0.3%
250,000	Duke Energy Corp.
	6.25%, 01/15/12	265,973
115,000	PSEG Power LLC
	7.75%, 04/15/11	128,766

		394,739

Office Electronics — 0.0% (g)
75,000	Pitney Bowes, Inc.
	3.88%, 06/15/13	70,322

Oil, Gas & Consumable Fuels — 0.4%
150,000	Conoco Funding Co.
	6.35%, 10/15/11	162,682
250,000	Occidental Petroleum Corp.
	9.25%, 08/01/19	342,627

		505,309

Road & Rail — 0.7%
100,000	Burlington Northern Santa Fe Corp.
	6.13%, 03/15/09	104,277
150,000	CSX Corp.
	7.45%, 05/01/07	156,105
150,000	Norfolk Southern Corp.
	7.05%, 05/01/37	179,266
500,000	Union Pacific Corp.
	6.65%, 01/15/11	538,997

		978,645

Supranational — 0.4%
475,000	Inter-American Development Bank
	8.40%, 09/01/09	538,181

Thrifts & Mortgage Finance — 0.3%
300,000	Countrywide Financial Corp.
	Series L, 4.00%, 03/22/11	284,996
	Washington Mutual, Inc.
50,000	4.20%, 01/15/10	48,795
125,000	4.63%, 04/01/14	119,620

		453,411

Wireless Telecommunication Services — 0.1%
75,000	New Cingular Wireless Services, Inc.
	7.88%, 03/01/11	85,387

	Total Corporate Bonds (Cost $16,944,625)	17,495,402

U.S. Government Agency Mortgages — 1.9%
	Federal Home Loan Mortgage Corp. Gold Pool
317,330	4.00%, 08/01/18	305,157
27,959	6.00%, 03/01/13	28,735
174,533	6.50%, 03/01/13 - 11/01/22	174,533
165,681	7.00%, 06/01/13 - 03/01/16	173,281
2,431	7.50%, 07/01/27	2,582

Principal Amount
78,184	8.00%, 10/01/10 - 09/01/26	82,975
	Federal National Mortgage Association Pool
237,798	5.50%, 12/01/33	237,908
104,995	6.00%, 08/01/13 - 12/01/13	108,020
364,248	6.19%, 09/01/08	375,208
85,548	6.50%, 04/01/13	88,521
121,388	6.85%, 10/01/07	124,919
80,988	7.00%, 06/01/13 - 08/01/25	84,724
57,242	7.50%, 08/01/09 - 10/01/27	60,061
131,199	8.00%, 09/01/08 - 05/01/17	139,896
56,992	8.50%, 11/01/18	61,513
26,860	9.00%, 11/01/06 - 12/01/17	28,918
	Government National Mortgage Association Pool
89,300	6.50%, 09/15/13	92,984
146,117	7.00%, 07/15/08 - 06/15/28	151,273
19,835	7.50%, 05/15/26 - 01/20/27	21,027
204,115	8.00%, 12/20/10 - 09/15/27	217,832
131,498	8.50%, 10/15/11 - 12/15/22	142,138

	Total U.S. Government Agency Mortgages (Cost $2,624,845)	2,708,296

U.S. Government Agency Securities — 1.2%
415,000	Federal Home Loan Bank System
	5.89%, 03/30/09	433,246
	Federal National Mortgage Association
585,000	5.38%, 11/15/11	609,337
400,000	7.13%, 06/15/10	443,159
150,000	7.25%, 01/15/10	165,691

	Total U.S. Government Agency Securities (Cost $1,649,256)	1,651,433

U.S. Treasury Obligations — 7.2%
2,200,000	U.S. Treasury Bonds
	10.38%,11/15/12	2,473,453
834,302	U.S. Treasury Inflation Indexed Bonds
	3.88%, 01/15/09	905,088
2,500,000	U.S. Treasury Notes
	5.00%, 08/15/11	2,597,755
	U.S. Treasury STRIPS
5,000,000	PO, 02/15/12	3,825,500
300,000	PO, 08/15/15	193,762

	Total U.S. Treasury Obligations (Cost $10,095,152)	9,995,558

Foreign Government Securities — 0.8%
900,000	Hydro Quebec (Canada)
	Series B, 6.52%, 02/23/06	907,817
	Mexico Government International Bond (Mexico)
80,000	4.63%, 10/08/08	79,600
40,000	6.38%, 01/16/13	42,560

Principal Amount
	Total Foreign Government Securities (Cost $1,017,709)	1,029,977

	Total Long-Term Investments (Cost $130,252,280)	134,342,193

Shares
Short-Term Investments — 2.3%
Investment Company — 2.3%
3,156,487	JPMorgan Liquid Assets Money Market Fund (b)(m) (Cost $3,156,083)	3,156,487

Principal Amount
Investments of Cash Collateral for Securities Loaned — 11.6%
Repurchase Agreements — 11.6%
$3,000,000	Banc of America Securities LLC, 3.95%, dated 09/30/05,
	due 10/03/05, repurchase price $3,000,987, collateralized
	by U.S. Government Agency Mortgages.	3,000,000
3,239,183	Barclays Capital, 3.97%, dated 09/30/05, due 10/03/05,
	repurchase price $3,240,255, collateralized by U.S.
	Government Agency Mortgages.	3,239,183
3,300,000	Lehman Brothers, Inc., 3.88%, dated 09/30/05, due
	10/03/05, repurchase price $3,301,067, collateralized by
	U.S. Government Agency Securities.	3,300,000
3,300,000	Merrill Lynch Securities, 3.88%, dated 09/30/05, due
	10/03/05, repurchase price $3,301,067, collateralized by
	U.S. Government Agency Securities.	3,300,000
3,300,000	Morgan Stanley, 3.96%, dated 09/30/05, due 10/03/05,
	repurchase price $3,301,089, collateralized by U.S.
	Government Agency Mortgages.	3,300,000

	Total Investments of Cash Collateral for Securities Loaned (Cost $16,139,183)	16,139,183

Total Investments — 110.4% (Cost $149,547,546)		$153,637,863
Liabilities in Excess of Other Assets — (10.4)%		(14,503,369)

Net Assets — 100.0%		$139,134,494

Percentages indicated are based on net assets.
Abbreviations:
(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(d) Defaulted security.
(e) All or portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(g) Amount rounds to less than 0.1%
(m) All or portion of this security is segregated for current or potential of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ADR American Depositary Receipt.
CMO Collateralized Mortgage Obligation.
FRN Floating Rate Note. The rate shown is the rate in effect as of September 30, 2005.
IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
PO Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans.
The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT Real Estate Investment Trust
STRIPS Separate Trading of Registered Interest and Principal Securities.
SUB Step-Up Bond. The rate shown is the rate in effect as of September 30, 2005.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,190,801
Aggregate gross unrealized depreciation	(6,100,484)

Net unrealized appreciation/depreciation	$4,090,317

Federal income tax cost of investments	$149,547,546

JPMorgan Investment Trust Bond Portfolio
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)

Principal Amount	Security Description	Value

Asset Backed Securities — 1.5%
$150,000	American Express Credit Account Master Trust
	Series 2004-3, Class A, 4.35%, 12/15/11	$148,855
	AmeriCredit Automobile Receivables Trust
72,456	Series 2001-D, Class A4, 4.41%, 11/12/08	72,505
100,000	Series 2003-BX, Class A4A, 2.72%, 01/06/10	98,589
	Citibank Credit Card Issuance Trust
150,000	Series 2002-A1, Class A1, 4.95%, 02/09/09	150,813
450,000	Series 2002-C2, Class C2, 6.95%, 02/18/14	492,989
250,000	Series 2005-B1, Class B1, 4.40%, 09/15/10	247,754
165,000	CNH Equipment Trust
	Series 2003-B, Class A4B, 3.38%, 02/15/11	161,774
87,985	Conseco Finance
	Series 2001-B, Class 1M1, 7.27%, 04/15/09	89,278
1,300,000	Countrywide Asset-Backed Certificates
	Series 2004-AB2, Class A2, FRN, 4.10%, 10/25/33	1,302,266
175,000	Household Automotive Trust
	Series 2005-1 Class A4, 4.35%, 06/18/12	172,987
	MBNA Credit Card Master Note Trust
200,000	Series 2002-C1, Class C1, 6.80%, 07/15/14	217,917
75,000	Series 2003-C1, Class C1, FRN, 5.47%, 06/15/12	79,284
	MBNA Master Credit Card Trust USA
240,000	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	266,227
200,000	Series 2000-D, Class C, 8.40%, 09/15/09 (e)	210,793
26,186	Residential Asset Mortgage Products, Inc.
	Series 2001-RS3, Class AI4, SUB, 6.29%, 10/25/31	26,142
	WFS Financial Owner Trust
120,884	Series 2002-1, Class A4A, 4.87%, 09/20/09	121,096
359,960	Series 2002-2, Class A4, SUB, 4.50%, 02/20/10	360,316
490,000	Series 2003-4, Class A4, 3.15%, 05/20/11	480,878

	Total Asset Backed Securities
	(Cost $4,636,677)	4,700,463

Collateralized Mortgage Obligations — 44.9%
Agency CMO — 31.8%
2,793	American Housing Trust
	Series V, Class 1G, 9.13%, 04/25/21	2,952
2,500,000	Federal Home Loan Banks
	Series 9M-2012, Class A, 4.72%, 09/20/12	2,479,688
	Federal Home Loan Mortgage Corp.
33,010	Series 11, Class D, 9.50%, 07/15/19	32,977
17,622	Series 22, Class C, 9.50%, 04/15/20	17,600
5,984	Series 47, Class F, 10.00%, 6/15/20	5,979
3,050	Series 99, Class Z, 9.50%, 01/15/21	3,044
1,933	Series 128, Class I, 6.50%, 02/15/21	1,929
4,412	Series 1065, Class J, 9.00%, 04/15/21	4,406
558,827	Series 1113, Class J, 8.50%, 06/15/21	559,493

Principal Amount	Security Description	Value

35,146	Series 1250, Class J, 7.00%, 05/15/22	35,098
61,023	Series 1316, Class Z, 8.00%, 06/15/22	61,725
98,007	Series 1324, Class Z, 7.00%, 07/15/22	98,751
67,594	Series 1343, Class LA, 8.00%, 08/15/22	69,631
78,781	Series 1343, Class LB, 7.50%, 08/15/22	80,184
60,602	Series 1394, Class ID, IF, 9.57%, 10/15/22	64,728
55,023	Series 1395, Class G, 6.00%, 10/15/22	55,212
92,152	Series 1404, Class FA, 4.50%, 11/15/07	91,846
5,556	Series 1465, Class SA, IF, IO, 5.19%, 02/15/08	188
36,845	Series 1505, Class Q, 7.00%, 05/15/23	37,950
72,994	Series 1518, Class G, IF, 5.39%, 05/15/23	72,273
77,965	Series 1541, Class O, FRN, 3.39%, 07/15/23	76,197
42,518	Series 1561, Class TA, PO, 08/15/08	40,879
97,913	Series 1596, Class D, 6.50%, 10/15/13	100,632
27,993	Series 1607, Class SA, IF, 14.92%, 10/15/13	32,106
49,861	Series 1609, Class LG, IF, 9.07%, 11/15/23	53,553
34,391	Series 1625, Class SD, IF, 8.50%, 12/15/08	36,112
700,000	Series 1630, Class PK, 6.00%, 11/15/23	719,470
500,000	Series 1638, Class H, 6.50%, 12/15/23	528,466
3,395	Series 1671, Class QC, IF, 10.00%, 2/15/24	3,409
9,174	Series 1685, Class Z, 6.00%, 11/15/23	9,282
19,672	Series 1689, Class SD, IF, 9.87%, 10/15/23	20,289
42,937	Series 1700, Class GA, PO, 02/15/24	39,508
2,100,000	Series 1732, Class K, 6.50%, 05/15/24	2,180,656
189,785	Series 1798, Class F, 5.00%, 05/15/23	188,563
402,561	Series 1863, Class Z, 6.50%, 07/15/26	413,487
5,727	Series 1865, Class D, PO, 02/15/24	4,538
147,031	Series 1900, Class T, PO, 08/15/08	141,844
13,287	Series 1967, Class PC, PO, 10/15/08	12,791
130,570	Series 1981, Class Z, 6.00%, 05/15/27	132,850
165,617	Series 1987, Class PE, 7.50%, 09/15/27	170,742
125,802	Series 2025, Class PE, 6.30%, 01/15/13	128,695
41,654	Series 2033, Class SN, IF, IO, 19.05%, 03/15/24	10,758
71,550	Series 2038, Class PN, IO, 7.00%, 03/15/28	12,111
202,338	Series 2054, Class PV, 7.50%, 05/15/28	210,827
172,702	Series 2055, Class OE, 6.50%, 05/15/13	177,739
367,384	Series 2064, Class TE, 7.00%, 06/15/28	381,575
263,435	Series 2075, Class PH, 6.50%, 08/15/28	270,927
237,203	Series 2102, Class TU, 6.00%, 12/15/13	243,072
513,028	Series 2115, Class PE, 6.00%, 01/15/14	525,574
118,416	Series 2132, Class PD, 6.00%, 11/15/27	119,652
54,202	Series 2132, Class SB, IF, 14.55%, 03/15/29	60,851
119,750	Series 2134, Class PI, 6.50%, 03/15/19	20,037
31,644	Series 2135, Class UK, IO, 6.50%, 03/15/14	4,427
85,831	Series 2143, Class CD, 6.00%, 02/15/28	86,701
829,000	Series 2172, Class QC, 7.00%, 07/15/29	877,457
483,241	Series 2182, Class ZB, 8.00%, 09/15/29	511,320
104,170	Series 2247, Class Z, 7.50%, 08/15/30	105,926
50,420	Series 2261, Class ZY, 7.50%, 10/15/30	51,659
178,924	Series 2283, Class K, 6.50%, 12/15/23	189,236

Principal Amount	Security Description	Value

12,490	Series 2299, Class G, 7.00%, 05/15/14	12,470
46,879	Series 2306, Class K, PO, 05/15/24	41,074
112,510	Series 2306, Class SE, IF, IO, 6.36%, 05/15/24	16,834
85,861	Series 2317, Class VG, 6.50%, 04/15/31	86,325
142,946	Series 2325, Class PM, 7.00%, 06/15/31	151,834
548,226	Series 2344, Class QG, 6.00%, 08/15/16	562,306
716,672	Series 2344, Class ZD, 6.50%, 08/15/31	747,869
150,720	Series 2344, Class ZJ, 6.50%, 08/15/31	155,386
103,125	Series 2345, Class NE, 6.50%, 08/15/31	106,036
974,706	Series 2345, Class PQ, 6.50%, 08/15/16	1,008,018
96,784	Series 2353, Class PC, 6.50%, 09/15/15	96,934
361,353	Series 2355, Class BP, 6.00%, 09/15/16	370,685
32,400	Series 2357, Class VX, 6.50%, 12/15/17	32,464
140,326	Series 2359, Class ZB, 8.50%, 06/15/31	159,429
1,227,045	Series 2360, Class PG, 6.00%, 09/15/16	1,256,154
97,354	Series 2362, Class PD, 6.50%, 06/15/20	99,143
22,509	Series 2367, Class VD, 6.00%, 01/15/19	22,490
84,112	Series 2374, Class PV, 5.50%, 12/15/14	84,626
44,016	Series 2391, Class QE, 5.50%, 05/15/15	44,265
500,000	Series 2391, Class QR, 5.50%, 12/15/16	509,428
500,000	Series 2392, Class PV, 6.00%, 12/15/20	508,846
475,224	Series 2394, Class MC, 6.00%, 12/15/16	487,673
223,087	Series 2410, Class OE, 6.38%, 02/15/32	228,810
250,000	Series 2410, Class QS, IF, 9.70%, 02/15/32	244,625
210,774	Series 2410, Class QX, IF, IO, 4.88%, 02/15/32	16,246
142,424	Series 2412, Class SE, IF, 8.43%, 02/15/09	144,822
100,000	Series 2412, Class SP, IF, 8.56%, 02/15/32	91,412
179,534	Series 2419, Class VG, 6.50%, 12/15/12	180,241
426,296	Series 2423, Class MC, 7.00%, 03/15/32	442,109
664,532	Series 2423, Class MT, 7.00%, 03/15/32	689,177
227,841	Series 2435, Class CJ, 6.50%, 04/15/32	240,567
470,000	Series 2435, Class VH, 6.00%, 07/15/19	485,822
474,303	Series 2436, Class MC, 7.00%, 04/15/32	494,108
294,328	Series 2444, Class ES, IF, IO, 4.18%, 03/15/32	25,463
196,218	Series 2450, Class SW, IF, IO, 4.23%, 03/15/32	18,469
200,000	Series 2454, Class BG, 6.50%, 08/15/31	203,624
300,000	Series 2455, Class GK, 6.50%, 05/15/32	313,535
242,944	Series 2460, Class VZ, 6.00%, 11/15/29	248,288
274,122	Series 2461, Class VB, 6.50%, 04/15/18	278,543
282,850	Series 2462, Class JG, 6.50%, 06/15/32	294,600
184,180	Series 2484, Class LZ, 6.50%, 07/15/32	194,041
5,802	Series 2496, Class LD, 8.50%, 11/15/15	5,820
1,000,000	Series 2498, Class UD, 5.50%, 06/15/16	1,011,322
790,000	Series 2500, Class MC, 6.00%, 09/15/32	812,718
500,000	Series 2500, Class TD, 5.50%, 02/15/16	504,658
150,000	Series 2503, Class BH, 5.50%, 09/15/17	153,194
500,000	Series 2512, Class PG, 5.50%, 10/15/22	514,680
269,784	Series 2513, Class YO, PO, 02/15/32	237,639
500,000	Series 2515, Class DE, 4.00%, 03/15/32	467,487
500,000	Series 2535, Class BK, 5.50%, 12/15/22	510,683

Principal Amount	Security Description	Value

300,000	Series 2543, Class YX, 6.00%, 12/15/32	309,154
500,000	Series 2544, Class HC, 6.00%, 12/15/32	500,875
400,000	Series 2565, Class MB, 6.00%, 05/15/30	410,333
500,000	Series 2575, Class ME, 6.00%, 02/15/33	514,694
241,853	Series 2586, Class WI, IO, 6.50%, 03/15/33	51,735
234,752	Series 2594, Class VA, 6.00%, 03/15/14	240,231
400,000	Series 2594, Class VQ, 6.00%, 08/15/20	410,865
610,200	Series 2597, Class DS, IF, IO, 3.78%, 02/15/33	40,567
895,329	Series 2599, Class DS, IF, IO, 3.23%, 02/15/33	52,437
960,786	Series 2610, Class DS, IF, IO, 3.33%, 03/15/33	59,402
1,285,865	Series 2611, Class SH, IF, IO, 3.88%, 10/15/21	105,289
1,000,000	Series 2611, Class UH, 4.50%, 05/15/18	963,273
500,000	Series 2617, Class GR, 4.50%, 05/15/18	482,798
1,206,915	Series 2626, Class NS, IF, IO, 2.78%, 06/15/23	77,704
500,000	Series 2628, Class WA, 4.00%, 07/15/28	475,024
2,000,000	Series 2630, Class KN, 2.50%, 04/15/13	1,932,232
500,000	Series 2631, Class LC, 4.50%, 06/15/18	483,244
553,172	Series 2636, Class Z, 4.50%, 06/15/18	527,352
199,277	Series 2638, Class DS, IF, 4.83%, 07/15/23	174,017
65,949	Series 2643, Class HI, IO, 4.50%, 12/15/16	7,830
353,438	Series 2643, Class KG, 4.00%, 05/15/18	352,095
1,102,210	Series 2651, Class VZ, 4.50%, 07/15/18	1,049,877
132,295	Series 2656, Class SH, IF, 10.30%, 02/15/25	142,205
383,156	Series 2668, Class SB, IF, 3.85%, 10/15/15	371,260
500,000	Series 2675, Class CK, 4.00%, 09/15/18	466,391
252,405	Series 2682, Class YS, IF, 3.46%, 10/15/33	182,057
274,714	Series 2684, Class TO, PO, 10/15/33	159,399
228,000	Series 2686, Class GB, 5.00%, 05/15/20	228,270
199,702	Series 2691, Class WS, IF, 3.35%, 10/15/33	140,102
1,000,000	Series 2695, Class DE, 4.00%, 01/15/17	955,814
148,590	Series 2705, Class SC, IF, 3.35%, 11/15/33	106,033
226,822	Series 2705, Class SD, IF, 6.11%, 11/15/33	186,622
1,000,000	Series 2715, Class OG, 5.00%, 01/15/23	992,257
1,000,000	Series 2716, Class UN, 4.50%, 12/15/23	944,988
750,000	Series 2727, Class BS, IF, 3.42%, 01/15/34	496,038
120,748	Series 2733, Class GF, FRN, 0.00%, 09/15/33	119,072
500,000	Series 2743, Class HD, 4.50%, 08/15/17	488,067
220,335	Series 2744, Class FE, FRN, 0.00%, 02/15/34	171,408
500,000	Series 2744, Class PD, 5.50%, 08/15/33	520,029
163,771	Series 2753, Class S, IF, 4.46%, 02/15/34	123,781
272,910	Series 2755, Class SA, IF, 6.66%, 05/15/30	270,131
182,254	Series 2766, Class SX, IF, 5.42%, 03/15/34	150,259
74,000	Series 2769, PO, 03/15/34	44,715
510,562	Series 2776, Class SK, IF, 3.42%, 04/15/34	381,794
66,545	Series 2778, Class BS, IF, 6.33%, 04/15/34	58,678
314,248	Series 2780, Class JG, 4.50%, 04/15/19	304,163
702,000	Series 2809, Class UB, 4.00%, 09/15/17	669,852
166,628	Series 2827, Class SQ, IF, 7.50%, 01/15/19	171,794
198,082	Series 2841, Class GO, PO, 08/15/34	150,235
300,000	Series 2846, PO, 08/15/34	234,162

Principal Amount	Security Description	Value

99,513	Series 2925, Class ZM, 5.00%, 01/15/35	98,580
55,234	Series 2929, Class JZ, 5.00%, 02/15/35	54,152
63,040	Series 2929, Class ZM, 5.00%, 06/15/33	62,889
500,000	Series 2931, Class QC, 4.50%, 01/15/19	485,819
236,886	Series 2958, Class KB, 5.50%, 04/15/35	237,074
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
60,491	Series T-41, Class 3A, 7.50%, 07/25/32	63,594
396,311	Series T-54, Class 2A, 6.50%, 02/25/43	407,110
184,641	Series T-54, Class 3A, 7.00%, 02/25/43	193,526
100,917	Series T-58, Class A, PO, 09/25/43	86,594
786,800	Federal Home Loan Mortgage Corp.- Government National Mortgage Association
	Series 8, Class ZA, 7.00%, 03/25/23	813,100
	Federal National Mortgage Association
24,854	Series 1989-83, Class H, 8.50%, 08/25/35	26,484
5,410	Series 1990-1, Class D, 8.80%, 01/25/20	5,802
22,163	Series 1990-10, Class L, 8.50%, 02/25/20	23,638
5,907	Series 1990-93, Class G, 5.50%, 08/25/20	5,871
87	Series 1990-140, Class K, IO, HB, 652.15%, 12/25/20	1,354
8,858	Series 1990-143, Class J, 8.75%, 12/25/20	9,458
182,328	Series 1992-101, Class J, 7.50%, 06/25/22	185,727
70,622	Series 1992-143, Class MA, 5.50%, 09/25/22	71,452
90,794	Series 1993-164, Class SA, IF, 12.55%, 09/25/08	95,388
130,080	Series 1993-164, Class SC, IF, 12.55%, 09/25/08	136,662
13,354	Series 1993-165, Class SD, IF, 9.00%, 09/25/23	13,830
66,597	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	81,837
96,657	Series 1993-167, Class GA, 7.00%, 09/25/23	99,167
49,255	Series 1993-175, Class SA, IF, 13.00%, 09/25/08	52,688
41,912	Series 1993-190, Class S, IF, 10.76%, 10/25/08	43,087
8,136	Series 1993-196, Class FA, FRN, 3.66%, 10/25/08	8,046
12,203	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	12,757
500,000	Series 1993-203, Class PL, 6.50%, 10/25/23	516,447
29,378	Series 1993-205, Class H, PO, 09/25/23	25,411
297,141	Series 1993-225, Class UB, 6.50%, 12/25/23	304,997
10,139	Series 1993-230, Class FA, FRN, 4.44%, 12/25/23	10,270
195,187	Series 1993-233, Class SB, IF, 12.58%, 12/25/08	207,350
715,733	Series 1993-250, Class Z, 7.00%, 12/25/23	738,421
234,453	Series 1993-257, Class C, PO, 06/25/23	212,114
36,731	Series 1994-13, Class SK, IF, 14.34%, 02/25/09	39,865
57,387	Series 1994-33, Class FA, FRN, 3.76%, 03/25/09	56,617
95,739	Series 1995-2, Class Z, 8.50%, 03/25/25	101,771
83,206	Series 1995-19, Class Z, 6.50%, 11/25/23	89,253
20,924	Series 1996-20, Class L, PO, 09/25/08	19,988
41,307	Series 1996-24, Class B, PO, 10/25/08	39,903
36,903	Series 1996-39, Class J, PO, 09/25/08	35,301
26,227	Series 1996-59, Class J, 6.50%, 08/25/22	26,915
263,102	Series 1996-59, Class K, 6.50%, 07/25/23	267,716
972,877	Series 1997-20, Class IB, IO, FRN, 1.84%, 03/25/27	52,336
82,632	Series 1997-39, Class PD, 7.50%, 05/20/27	85,950
186,246	Series 1997-46, Class PL, 6.00%, 07/18/27	190,249
496,500	Series 1997-61, Class ZC, 7.00%, 02/25/23	517,181
207,607	Series 1998-36, Class ZB, 6.00%, 07/18/28	211,352
237,222	Series 1998-43, Class SA, IF, IO, 12.69%, 04/25/23	73,157
39,779	Series 2000-52, IO, 8.50%, 01/25/31	8,907
300,500	Series 2001-28, Class VB, 6.00%, 02/25/20	302,073
336,628	Series 2001-30, Class PM, 7.00%, 07/25/31	349,025
424,028	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	81,582
819,000	Series 2001-36, Class DE, 7.00%, 08/25/31	853,186
96,124	Series 2001-44, Class PD, 7.00%, 09/25/31	99,720
250,000	Series 2001-50, Class VB, 6.50%, 12/25/16	254,358
433,594	Series 2001-52, Class XN, 6.50%, 11/25/15	447,573

Principal Amount	Security Description	Value

460,035	Series 2001-61, Class Z, 7.00%, 11/25/31	484,616
500,000	Series 2001-69, Class PG, 6.00%, 12/25/16	516,278
435,404	Series 2001-71, Class QE, 6.00%, 12/25/16	446,495
1,000,000	Series 2001-74, Class MB, 6.00%, 12/25/16	1,045,942
500,000	Series 2001-78, Class VB, 6.00%, 12/25/15	502,225
149,500	Series 2001-80, Class PE, 6.00%, 07/25/29	152,799
225,959	Series 2002-1, Class HC, 6.50%, 02/25/22	233,883
57,204	Series 2002-1, Class SA, IF, 12.74%, 02/25/32	61,566
980,394	Series 2002-2, Class UC, 6.00%, 02/25/17	998,577
500,000	Series 2002-3, Class OG, 6.00%, 02/25/17	517,062
96,207	Series 2002-8, Class SR, IF, 8.29%, 03/25/09	97,891
1,191,220	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	54,077
800,000	Series 2002-18, Class PC, 5.50%, 04/25/17	818,175
1,000,000	Series 2002-19, Class PE, 6.00%, 04/25/17	1,028,886
500,000	Series 2002-28, Class PK, 6.50%, 05/25/32	520,048
1,000,000	Series 2002-56, Class UC, 5.50%, 09/25/17	1,020,423
250,000	Series 2002-59, Class VB, 6.50%, 04/25/32	252,975
230,712	Series 2002-73, Class S, IF, 6.68%, 11/25/09	237,879
750,000	Series 2002-74, Class LD, 5.00%, 01/25/16	750,008
700,000	Series 2002-74, Class PD, 5.00%, 11/25/15	700,379
400,000	Series 2002-74, Class VB, 6.00%, 11/25/31	408,569
206,206	Series 2002-77, Class S, IF, 7.46%, 12/25/32	189,100
52,974	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	7,135
500,000	Series 2002-93, Class PD, 3.50%, 02/25/29	487,230
500,000	Series 2002-94, Class BK, 5.50%, 01/25/18	514,308
352,907	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	15,323
293,000	Series 2003-22, Class UD, 4.00%, 04/25/33	250,601
250,000	Series 2003-41, Class PE, 5.50%, 05/25/23	258,040
100,000	Series 2003-47, Class PE, 5.75%, 06/25/33	101,251
962,325	Series 2003-52, Class PA, 6.50%, 06/25/35	1,009,509
72,389	Series 2003-64, Class SX, IF, 4.52%, 07/25/33	50,941
307,359	Series 2003-66, Class PA, 3.50%, 02/25/33	288,543
647,059	Series 2003-68, Class LC, 3.00%, 07/25/22	548,932
858,252	Series 2003-68, Class QP, 3.00%, 07/25/22	806,928
151,942	Series 2003-71, Class DS, IF, 2.54%, 08/25/33	125,198
1,257,516	Series 2003-73, Class GA, 3.50%, 05/25/31	1,196,303
1,461,406	Series 2003-80, Class SY, IF, IO, 3.82%, 06/25/23	126,687
500,000	Series 2003-83, Class PG, 5.00%, 06/25/23	496,694
150,274	Series 2003-91, Class SD, IF, 6.12%, 09/25/33	142,546
250,000	Series 2003-106, Class US, IF, 3.33%, 11/25/23	196,419
1,000,000	Series 2003-113, Class PC, 4.00%, 03/25/15	975,100
1,576,262	Series 2003-116, Class SB, IF, IO, 3.77%, 11/25/33	121,531
500,000	Series 2003-128, Class KE, 4.50%, 01/25/14	493,864
500,000	Series 2003-128, Class NG, 4.00%, 01/25/19	468,865
223,531	Series 2003-130, Class SX, IF, 5.78%, 01/25/34	203,450
320,410	Series 2003-132, Class OA, PO, 08/25/33	253,791
700,000	Series 2004-1, Class AC, 4.00%, 02/25/19	651,515
510,845	Series 2004-4, Class QM, IF, 6.54%, 06/25/33	484,110
346,262	Series 2004-10, Class SC, IF, 13.28%, 02/25/34	377,794
175,007	Series 2004-14, Class SD, IF, 3.33%, 03/25/34	128,692

Principal Amount	Security Description	Value

1,000,000	Series 2004-21, Class AE, 4.00%, 04/25/19	924,924
183,855	Series 2004-21, Class CO, PO, 04/25/34	109,090
197,615	Series 2004-22, Class A, 4.00%, 04/25/19	182,383
631,624	Series 2004-25, Class SA, IF, 8.99%, 04/25/34	647,377
670,000	Series 2004-27, Class HB, 4.00%, 05/25/19	615,606
100,000	Series 2004-36, Class PC, 5.50%, 02/25/34	100,751
539,673	Series 2004-36, Class SA, IF, 8.99%, 05/25/34	557,095
131,422	Series 2004-51, Class SY, IF, 6.58%, 07/25/34	116,908
154,273	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	175,673
200,000	Series 2004-76, Class CL, 4.00%, 10/25/19	186,478
1,000,000	Series 2004-81, Class AC, 4.00%, 11/25/19	929,619
226,413	Series 2004-92, Class JO, PO, 12/25/34	187,209
1,000,000	Series 2005-40, Class YA, 5.00%, 09/25/20	1,001,312
1,100,000	Series 2005-68, Class PG, 5.50%, 08/25/35	1,114,199
193,412	Series 2989, PO, 06/15/23	156,180
97,487	Series G92-15, Class Z, 7.00%, 01/25/22	100,053
12,300	Series G92-42, Class Z, 7.00%, 07/25/22	12,811
244,963	Series G92-44, Class ZQ, 8.00%, 07/25/22	261,900
136,784	Series G92-54, Class ZQ, 7.50%, 09/25/22	143,568
9,026	Series G92-59, Class F, FRN, 3.46%, 10/25/22	8,869
20,161	Series G92-61, Class Z, 7.00%, 10/25/22	21,017
238,731	Series G92-66, Class KB, 7.00%, 12/25/22	248,189
69,028	Series G93-1, Class KA, 7.90%, 01/25/23	73,033
72,820	Series G93-17, Class SI, IF, 6.00%, 04/25/23	75,096
	Federal National Mortgage Association Interest STRIPS
178	Series 2004-92, Class JO, IO, HB, 256.00%, 11/01/08	609
159,705	Series 329, Class 1, PO, 12/01/32	126,122
190,362	Series 340, Class 1, PO, 09/01/33	143,971
	Federal National Mortgage Association Whole Loan
283,542	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	291,890
171,335	Series 2003-W1, Class 2A, 7.50%, 12/25/42	180,392
200,000	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	198,233
287,647	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	300,579
	Government National Mortgage Association
200,625	Series 1994-3, Class PQ, 7.49%, 07/16/24	209,576
500,000	Series 1994-7, Class PQ, 6.50%, 10/16/24	524,539
204,738	Series 1996-16, Class E, 7.50%, 08/16/26	212,493
210,545	Series 1997-8, Class PN, 7.50%, 05/16/27	219,678
241,607	Series 1998-26, Class K, 7.50%, 09/17/25	252,904
909,493	Series 1999-10, Class ZC, 6.50%, 04/20/29	953,087
221,924	Series 1999-41, Class Z, 8.00%, 11/16/29	235,513
142,533	Series 1999-44, Class PC, 7.50%, 12/20/29	148,847
169,234	Series 1999-44, Class ZG, 8.00%, 12/20/29	178,161
124,736	Series 2000-6, Class Z, 7.50%, 02/20/30	129,743
320,931	Series 2000-9, Class ZJ, 8.50%, 02/16/30	352,221
153,000	Series 2000-14, Class PD, 7.00%, 02/16/30	159,919
409,368	Series 2000-21, Class Z, 9.00%, 03/16/30	455,655
101,391	Series 2000-26, Class Z, 7.75%, 09/20/30	104,433
15,081	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	2,729
800,000	Series 2000-36, Class PB, 7.50%, 11/16/30	828,968

Principal Amount	Security Description	Value

182,989	Series 2000-37, Class B, 8.00%, 12/20/30	192,539
47,910	Series 2000-38, Class AH, 7.15%, 12/20/30	49,274
128,605	Series 2001-4, Class SJ, IF, IO, 4.36%, 01/19/30	4,228
375,345	Series 2001-36, Class S, IF, IO, 4.28%, 08/16/31	22,607
200,000	Series 2001-64, Class MQ, 6.50%, 12/20/31	208,449
63,701	Series 2002-24, Class SB, IF, 6.27%, 04/16/32	59,246
188,035	Series 2002-36, Class VB, 6.50%, 07/20/19	189,555
1,250,000	Series 2002-45, Class QE, 6.50%, 06/20/32	1,304,926
300,000	Series 2002-54, Class GB, 6.50%, 08/20/32	310,658
178,846	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	6,651
380,347	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	58,993
39,394	Series 2003-24, PO, 03/16/33	33,149
1,911	Series 2003-66, Class EO, PO, 08/20/33	1,905
973,270	Series 2003-76, Class LS, IF, IO, 3.40%, 09/20/31	62,093
1,065,927	Series 2004-11, Class SW, IF, IO, 1.70%, 02/20/34	30,347
126,830	Series 2004-28, Class S, IF, 9.29%, 04/16/34	130,289
	Vendee Mortgage Trust
177,658	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	177,729
476,527	Series 1996-1, Class 1Z, 6.75%, 02/15/26	496,553
273,831	Series 1996-2, Class 1Z, 6.75%, 06/15/26	284,668
903,712	Series 1997-1, Class 2Z, 7.50%, 02/15/27	976,254
275,000	Series 1998-1, Class 2E, 7.00%, 09/15/27	285,668

		97,192,378

Non-Agency CMO —13.1%
	Banc of America Funding Corp.
252,999	Series 2003-1, Class A, PO, 09/20/32	197,611
495,667	Series 2003-3, Class 1A33, 5.50%, 10/25/33	488,052
188,687	Series 2004-1, PO, 03/25/34	162,323
	Banc of America Mortgage Securities
145,187	Series 2002-10, Class A, PO, 11/25/32	133,048
83,973	Series 2003-8 Class A, PO, 11/25/33	62,399
87,896	Series 2004-4, Class A, PO, 05/25/34	66,483
274,670	Series 2004-6, Class A, PO, 07/25/34	197,744
250,000	Series 2004-6, Class 2A5, PO, 07/25/34	131,979
636,848	Series 2004-7 Class 1A19, PO, 08/25/34	587,356
200,000	Series 2004-E, Class 2A5, FRN, 4.12%, 06/25/34	193,398
	Bank of America Alternative Loan Trust
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	182,999
184,743	Series 2004-6, Class 15, PO, 07/25/34	147,320
100,000	Bear Stearns Adjustable Rate Mortgage Trust
	Series B2004-4, Class A4, VAR, 3.52%, 06/25/34	97,411
	Bear Stearns Commercial Mortgage Securities
64,431	Series 2000-WF1, Class A1, 7.64%, 02/15/32	67,479
125,000	Series 2004-T16, Class A2, 3.70%, 02/13/46	121,990
250,000	Series 2005-PWR9, Class AAB, 4.80%, 09/15/42	247,607
	Citigroup Mortgage Loan Trust, Inc.
167,717	Series 2003-UP3, Class A3, 7.00%, 09/25/33	171,700
278,068	Series 2003-UST1, Class A1, FRN, 5.50%, 12/25/18	279,980
207,094	Series 2003-UST1, PO, 12/25/18	169,811

Principal Amount	Security Description	Value

	Countrywide Alternative Loan Trust
436,000	Series 2002-8, Class A4, 6.50%, 07/25/32	435,974
128,823	Series 2003-J1, PO, 10/25/33	113,933
1,210,299	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,162,778
1,904,499	Series 2005-22T1, Class A2, IF, IO, 1.24%, 06/25/35	26,187
448,499	Series 2005-26CB, Class A10, IF, 6.11%, 07/25/35	439,459
1,181,600	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	1,174,215
4,193,931	Series 2005-J1, Class 1A4, IF, IO, 1.27%, 02/25/35	52,228
	Countrywide Home Loan Mortgage Pass Through Trust
959,035	Series 2003-26, Class 1A6, 3.50%, 08/25/33	875,741
99,733	Series 2003-34, Class A11, 5.25%, 09/25/33	99,452
186,364	Series 2003-44, Class A6, PO, 10/25/33	151,671
323,619	Series 2003-J7, Class 4A3, IF, 4.85%, 08/25/18	316,690
382,122	Series 2004-7 Class 2A1, FRN, 4.09%, 06/25/34	368,368
249,509	Series 2004-HYB1, Class 2A, VAR, 4.26%, 05/20/34	244,865
296,617	Series 2004-HYB3, Class 2A, VAR, 4.12%, 06/20/34	290,108
143,207	Series 2004-J8, PO, 11/25/19	112,029
171,121	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2004-5, Class 5P, PO, 08/25/19	142,997
	First Horizon Asset Securities, Inc.
500,000	Series 2003-3, Class 1A4, 3.90%, 05/25/33	476,026
707,939	Series 2004-AR1, Class 2A2, FRN, 5.03%, 04/25/35	705,505
1,015,201	Series 2004-AR7, Class 2A1, FRN, 4.94%, 02/25/35	1,011,394
300,000	Series 2004-AR7, Class 2A2, FRN, 4.94%, 02/25/35	298,500
	GMAC Mortgage Corp. Loan Trust
918,719	Series 2005-AR3, Class 3A3, VAR, 4.90%, 06/19/35	917,409
650,000	Series 2005-AR3, Class 3A4, VAR, 4.90%, 06/19/35	645,007
	GSR Mortgage Loan Trust
404,448	Series 2004-6F, Class 1A2, 5.00%, 05/25/34	365,874
1,000,000	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,044,656
832,902	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	831,025
96,839	Series 2004-13F, Class 2A3, 6.00%, 11/25/34	96,714
77,293	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	77,132
	MASTR Adjustable Rate Mortgages Trust
1,258,975	PO, 5/28/1935	939,687
516,449	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	505,555
1,100,000	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	1,064,405
	MASTR Alternative Loans Trust
680,880	Series 2003-9, Class 8A1, 6.00%, 01/25/34	689,480
1,745,447	Series 2004-4, Class 10A1, 5.00%, 05/25/24	1,721,263
680,763	Series 2004-6, Class 7A1, 6.00%, 07/25/34	687,145
93,554	Series 2004-7, Class 30, PO, 08/25/34	70,656
876,287	Series 2004-10, Class 1A1, 4.50%, 09/25/19	852,189
	MASTR Asset Securitization Trust
264,533	Series 2003-4, Class 2A2, 5.00%, 05/25/18	264,683
393,769	Series 2003-12, Class 15, PO, 12/25/18	343,484
416,590	Series 2004-8, PO, 08/25/19	326,227
759,193	Series 2004-10, Class 15, PO, 10/25/19	631,295
434,643	Series 2004-92, Class JO, PO, 07/25/19	329,076
330,000	Merrill Lynch Mortgage Trust
	Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	332,810

Principal Amount	Security Description	Value

289,086	MortgageIT Trust
	Series 2005-1, Class 1A1, FRN, 4.15%, 02/25/35	289,086
219,011	Nomura Asset Acceptance Corp.
	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	222,813
	Residential Accredit Loans, Inc.
500,000	Series 2002-QS8, Class A5, 6.25%, 06/25/17	502,795
99,426	Series 2002-QS16, Class A3, IF, 8.61%, 10/25/17	105,461
666,536	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	646,509
127,888	Series 2003-QS3, Class A2, IF, 8.07%, 02/25/18	132,133
454,889	Series 2003-QS3, Class A8, IF, IO, 3.77%, 02/25/18	31,763
968,089	Series 2003-QS9, Class A3, IF, IO, 3.72%, 05/25/18	68,331
332,210	Series 2003-QS18, Class A1, 5.00%, 09/25/18	329,718
138,373	Residential Asset Securitization Trust
	Series 2003-A14, Class A1, 4.75%, 02/25/19	135,693
	Residential Funding Mortgage Securities I
590,079	Series 2003-S7, Class A17, 4.00%, 05/25/33	570,860
165,000	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	157,115
503,187	Series 2003-S13, Class 4A5, 2.50%, 06/25/18	482,715
51,553	Salomon Brothers Mortgage Securities VII
	Series 2003-UP2, Class 1, PO, 12/25/18	47,592
400,000	Structured Adjustable Rate Mortgage Loan Trust
	Series 2004-6, Class 5A4, VAR, 5.01%, 06/25/34	395,369
	Structured Asset Securities Corp.
500,000	Series 2003-8, Class 1A2, 5.00%, 04/25/18	494,522
389,149	Series 2004-20, Class 1A3, 5.25%, 11/25/34	382,015
450,000	Wachovia Bank Commercial Mortgage Trust
	Series 2004-C15, Class A2, 4.04%, 10/15/41	437,337
	Washington Mutual Alternative Mortgage Pass-Through Certificates
434,741	Series 2002-MS, Class 12A, 6.50%, 05/25/32	439,740
5,470,608	Series 2005-2, Class 1A4, IF, IO, 1.22%, 04/25/35	85,169
1,801,171	Series 2005-2, Class 2A3, IF, IO, 1.17%, 04/25/35	26,393
800,000	Series 2005-4, Class CB7, 5.50%, 06/25/35	796,102
147,396	Series 2005-4, Class DP, PO, 06/25/20	107,892
485,488	Series 2005-6, Class 2A4, 5.50%, 08/25/35	486,273
	Washington Mutual, Inc.
200,000	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	195,459
127,467	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	126,050
438,313	Series 2003-S4, Class 3A, 5.50%, 06/25/33	437,435
452,456	Series 2003-S8, Class A4, 4.50%, 09/25/18	438,789
931,933	Series 2003-S10, Class A5, 5.00%, 10/25/18	919,611
73,759	Series 2003-S10, Class A6, PO, 10/25/18	61,162
171,938	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	169,502
1,000,000	Series 2004-S3, Class 2A3, IF, 8.31%, 07/25/34	972,248
	Wells Fargo Mortgage Backed Securities Trust
150,000	Series 2003-8, Class A9, 4.50%, 08/25/18	144,568
119,440	Series 2003-11, Class 1A, PO, 10/25/18	103,822
663,000	Series 2003-11, Class 1A4, 4.75%, 10/25/18	652,925
146,798	Series 2003-17, Class 2A4, 5.50%, 01/25/34	146,621
434,126	Series 2004-7, Class 2A2, 5.00%, 07/25/19	430,735
947,714	Series 2004-BB, Class A4, FRN, 4.58%, 01/25/35	937,067

Principal Amount	Security Description	Value

870,404	Series 2004-EE, Class 3A1, FRN, 3.99%, 01/25/35	850,820
600,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	578,448
463,231	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	454,328

		39,933,568

	Total Collateralized Mortgage Obligations
	(Cost $137,690,071)	137,125,946

Corporate Bonds — 10.1%
Aerospace & Defense — 0.0% (g)
84,497	Systems 2001 AT LLC
	7.16%, 12/15/11 (e)	89,099

Airlines — 0.4%
85,000	American Airlines, Inc.
	Series 1999-1, 7.02%, 04/15/11	86,118
275,000	Delta Air Lines, Inc.
	Series 2000-1, 7.57%, 05/18/12 (d)	265,537
95,496	Southwest Airlines Co.
	Series 2001-1, 5.10%, 11/01/07	95,678
	United AirLines, Inc.
84,632	Series 2000-1, 7.78%, 07/01/15 (d)	80,682
97,732	Series 2000-2, 7.19%, 10/01/12 (d)	95,777
298,080	Series 2001-1, 6.07%, 09/01/14 (d)	287,783
189,890	Series 2001-1, 6.20%, 09/01/08 (d)	182,897

		1,094,472

Automobile Manufacturers — 0.1%
350,000	DaimlerChrysler NA Holding Corp.
	7.20%, 09/01/09	373,393

Capital Markets — 1.6%
400,000	Bear Stearns Cos. (The)
	3.25%, 03/25/09	381,264
	Credit Suisse First Boston USA, Inc.
150,000	5.50%, 08/15/13	154,557
500,000	6.13%, 11/15/11	531,200
	Goldman Sachs Group, Inc.
200,000	3.88%, 01/15/09	195,021
225,000	4.75%, 07/15/13	219,860
150,000	5.25%, 10/15/13	151,354
400,000	6.88%, 01/15/11	435,356
	Lehman Brothers Holdings, Inc.
100,000	4.00%, 01/22/08	98,650
175,000	6.63%, 01/18/12	190,368
	Merrill Lynch & Co., Inc.
200,000	3.70%, 04/21/08	195,559
150,000	5.45%, 07/15/14	154,093
200,000	Series C, 4.13%, 01/15/09	196,670
	Morgan Stanley
300,000	6.60%, 04/01/12	325,012
640,000	6.75%, 04/15/11	696,217
885,000	National Rural Utilities Cooperative Finance Corp.
	6.00%, 05/15/06	893,477

Principal Amount	Security Description	Value

150,000	State Street Corp.
	7.65%, 06/15/10	169,454

		4,988,112

Chemicals — 0.1%
150,000	Dow Chemical Co. (The)
	6.13%, 02/01/11	159,852

Commercial Banks — 1.2%
	Bank of America Corp.
200,000	3.88%, 01/15/08	197,060
570,000	7.80%, 02/15/10	636,175
75,000	Branch Banking & Trust Co. Wilson North Carolina
	4.88%, 01/15/13	74,817
200,000	First Bank NA
	6.50%, 02/01/08	208,135
250,000	Firstar Bank NA
	7.13%, 12/01/09	273,213
50,000	HSBC Holdings plc (United Kingdom)
	7.35%, 11/27/32	60,369
250,000	Huntington National Bank
	8.00%, 04/01/10	280,352
200,000	Keycorp
	Series G, 4.70%, 05/21/09	199,707
75,000	Popular North America, Inc.
	4.25%, 04/01/08	74,026
190,000	Royal Bank of Canada (Canada)
	3.88%, 05/04/09	186,022
250,000	Suntrust Bank
	6.38%, 04/01/11	269,050
100,000	US Bancorp
	7.50%, 06/01/26	124,225
100,000	Wachovia Bank NA
	7.80%, 08/18/10	113,482
	Wachovia Corp.
240,000	3.50%, 08/15/08	232,348
150,000	3.63%, 02/17/09	145,239
260,000	Wells Fargo & Co.
	3.13%, 04/01/09	247,447
250,000	Wells Fargo Bank NA
	7.55%, 06/21/10	279,521

		3,601,188

Commercial Services & Supplies — 0.0% (g)
100,000	PHH Corp.
	7.13%, 03/01/13	107,703

Computers & Peripherals — 0.1%
150,000	International Business Machines Corp.
	5.39%, 01/22/09	153,179

Consumer Finance — 0.9%
100,000	American Express Credit Corp.
	3.00%, 05/16/08	96,336

Principal Amount	Security Description	Value

	General Motors Acceptance Corp.
350,000	6.13%, 09/15/06	351,112
575,000	7.25%, 03/02/11	534,684
	HSBC Finance Corp.
500,000	5.88%, 02/01/09	515,995
200,000	6.40%, 06/17/08	208,623
500,000	6.50%, 11/15/08	525,039
200,000	7.88%, 03/01/07	208,776
	International Lease Finance Corp.
60,000	4.50%, 05/01/08	59,460
40,000	5.88%, 05/01/13	41,683
165,000	6.38%, 03/15/09	172,859
100,000	SLM Corp.
	Series A, 5.38%, 01/15/13	102,625

		2,817,192

Diversified Financial Services — 1.8%
	Associates Corp. N.A.
200,000	8.15%, 08/01/09	223,834
250,000	8.55%, 07/15/09	282,896
	CIT Group, Inc.
225,000	6.50%, 02/07/06	226,661
100,000	7.75%, 04/02/12	114,633
300,000	Citigroup, Inc.
	5.63%, 08/27/12	311,851
	Ford Motor Credit Co.
250,000	6.88%, 02/01/06	251,023
900,000	7.38%, 10/28/09	869,352
	General Electric Capital Corp.
200,000	6.75%, 03/15/32	235,246
500,000	7.38%, 01/19/10	551,767
150,000	Series A, 3.50%, 05/01/08	146,242
175,000	Series A, 4.25%, 01/15/08	173,947
170,000	Series A, 5.00%, 02/15/07	171,229
300,000	Series A, 5.88%, 02/15/12	315,192
	John Hancock Global Funding II
100,000	3.50%, 01/30/09 (e)	96,128
100,000	7.90%, 07/02/10 (e)	113,572
	MassMutual Global Funding II
160,000	3.25%, 06/15/07 (e)	156,374
200,000	3.50%, 03/15/10 (e)	189,240
100,000	Merrill Lynch & Co., Inc.
	4.79%, 08/04/10	99,654
	New York Life Global Funding
75,000	3.88%, 01/15/09 (e)	73,188
250,000	5.38%, 09/15/13 (e)	257,293
300,000	Principal Life Global Funding I
	6.25%, 02/15/12 (e)	321,967
100,000	Toyota Motor Credit Corp.
	2.88%, 08/01/08	95,650
100,000	Washington Mutual Financial Corp.
	6.88%, 05/15/11	109,711

		5,386,650

Principal Amount	Security Description	Value

Diversified Telecommunication Services — 1.0%
336,695	Bellsouth Telecommunications
	6.30%, 12/15/15	351,181
400,000	British Telecommunications plc (United Kingdom)
	8.38%, 12/15/10	463,142
180,000	France Telecom S.A. (France)
	7.75%, 03/01/11	204,384
150,000	Nynex Capital Funding Co.
	Series B, SUB, 8.23%, 10/15/09	165,841
	Sprint Capital Corp.
500,000	6.00%, 01/15/07	508,331
150,000	7.13%, 01/30/06	151,234
100,000	8.38%, 03/15/12	117,684
60,000	8.75%, 03/15/32	80,456
115,000	Telus Corp. (Canada)
	8.00%, 06/01/11	131,565
650,000	Verizon Global Funding Corp.
	7.25%, 12/01/10	718,356
100,000	Verizon Pennsylvania, Inc.
	8.35%, 12/15/30	122,492
100,000	Verizon Virginia, Inc.
	Series A, 4.63%, 03/15/13	95,723

		3,110,389

Electric Utilities — 0.5%
41,000	American Electric Power Co., Inc.
	Series A, 6.13%, 05/15/06	41,398
100,000	Carolina Power & Light Co.
	5.13%, 09/15/13	100,691
165,000	Constellation Energy Group, Inc.
	6.35%, 04/01/07	168,715
130,000	DTE Energy Co.
	Series A, 6.65%, 04/15/09	137,312
	Duke Energy Corp.
125,000	4.20%, 10/01/08	123,074
150,000	5.63%, 11/30/12	154,859
150,000	Exelon Generation Co., LLC
	6.95%, 06/15/11	163,597
675,000	Virginia Electric & Power Co.
	Series A, 5.38%, 02/01/07	680,856

		1,570,502

Food & Staples Retailing — 0.1%
150,000	Kroger Co. (The)
	8.05%, 02/01/10	165,306

Gas Utilities — 0.0% (g)
80,000	KeySpan Gas East Corp.
	7.88%, 02/01/10	89,677

Hotels, Restaurants & Leisure — 0.0% (g)
50,000	Harrah's Operating Co., Inc.
	8.00%, 02/01/11	55,905

Principal Amount	Security Description	Value

Industrial Conglomerates — 0.2%
250,000	General Electric Co.
	5.00%, 02/01/13	252,078
100,000	Raychem Corp.
	7.20%, 10/15/08	106,378
	Tyco International Group S.A. (Bermuda)
200,000	6.38%, 10/15/11	213,177
50,000	6.75%, 02/15/11	54,005

		625,638

Insurance — 0.7%
130,000	American International Group, Inc.
	4.25%, 05/15/13	124,124
	ASIF Global Financing
150,000	2.65%, 01/17/06 (e)	149,312
250,000	3.90%, 10/22/08 (e)	243,818
300,000	4.90%, 01/17/13 (e)	294,519
200,000	Jackson National Life Global Funding
	6.13%, 05/30/12 (e)	214,150
100,000	Metropolitan Life Global Funding I
	5.20%, 09/18/13 (e)	101,808
150,000	MGIC Investment Corp.
	6.00%, 03/15/07	152,560
150,000	Monumental Global Funding II
	4.38%, 07/30/09 (e)	147,652
200,000	Monumental Global Funding III
	5.20%, 01/30/07 (e)	201,209
100,000	Nationwide Financial Services
	6.25%, 11/15/11	107,145
145,000	Pacific Life Global Funding
	3.75%, 01/15/09 (e)	141,466
	Protective Life Secured Trust
85,000	4.00%, 10/07/09	83,051
200,000	4.00%, 04/01/11	192,264

		2,153,078

IT Services — 0.1%
180,000	First Data Corp.
	3.90%, 10/01/09	175,324

Media — 0.4%
150,000	Comcast Corp.
	5.50%, 03/15/11	152,859
100,000	COX Communications, Inc.
	7.75%, 11/01/10	110,657
10,000	Liberty Media Corp.
	5.70%, 05/15/13	9,100
335,000	Tele-Communications-TCI Group
	9.80%, 02/01/12	412,000
	Time Warner Cos., Inc.
120,000	8.18%, 08/15/07	127,161
100,000	9.15%, 02/01/23	129,159
150,000	Time Warner Entertainment Co. LP
	10.15%, 05/01/12	188,138

		1,129,074

Principal Amount	Security Description	Value

Multi-Utilities — 0.0% (g)
70,000	Commonwealth Edison Co.
	6.95%, 07/15/18	72,524
65,000	PSEG Power LLC
	7.75%, 04/15/11	72,781

		145,305

Oil & Gas — 0.0% (g)
100,000	Conoco Funding Co.
	5.45%, 10/15/06	100,992

Oil, Gas & Consumable Fuels — 0.0% (g)
125,000	ConocoPhillips Co.
	8.75%, 05/25/10	146,153

Paper & Forest Products — 0.1%
	International Paper Co.
165,000	4.00%, 04/01/10	157,162
55,000	4.25%, 01/15/09	53,801
65,000	Union Camp Corp.
	6.50%, 11/15/07	67,061
100,000	Weyerhaeuser Co.
	6.75%, 03/15/12	108,055

		386,079

Real Estate — 0.1%
165,000	EOP Operating LP
	6.75%, 02/15/12	178,452
30,000	ERP Operating LP
	4.75%, 06/15/09	29,762

		208,214

Road & Rail — 0.2%
	Burlington Northern Santa Fe Corp.
60,000	6.13%, 03/15/09	62,566
150,000	7.13%, 12/15/10	165,864
500,000	Hertz Corp.
	6.50%, 05/15/06	503,125

		731,555

Supranational — 0.0% (g)
50,000	Corp. Andina de Fomento
	5.20%, 05/21/13	50,159

Thrifts & Mortgage Finance — 0.4%
	Countrywide Home Loans, Inc.
50,000	3.25%, 05/21/08	48,129

Principal Amount	Security Description	Value

200,000	Series E, 7.20%, 10/30/06	205,004
250,000	Series L, 4.00%, 03/22/11	237,497
250,000	Washington Mutual Bank
	5.65%, 08/15/14	256,817
90,000	Washington Mutual, Inc.
	4.20%, 01/15/10	87,831
300,000	World Savings Bank FSB
	4.50%, 06/15/09	297,467

		1,132,745

Wireless Telecommunication Services — 0.1%
	New Cingular Wireless Services, Inc.
50,000	7.50%, 05/01/07	52,184
150,000	7.88%, 03/01/11	170,775

		222,959

	Total Corporate Bonds
	(Cost $30,143,981)	30,969,894
U.S. Government Agency Mortgages — 9.0%
	Federal Home Loan Mortgage Conventional Pools
98,916	10.00%, 01/01/20-09/01/20	109,817
10,527	12.00%, 07/01/19	11,471
	Federal Home Loan Mortgage Corp. Gold Pools
1,981,624	4.00%, 05/01/14-05/01/19	1,914,524
979,429	4.50%, 08/01/18-05/01/19	959,928
388,827	5.50%, 10/01/33	389,232
622,435	6.00%, 12/01/22-01/01/34	634,746
1,867,638	6.50%, 10/01/17-11/01/34	1,935,185
1,773,577	7.00%, 01/01/17-04/01/35	1,851,953
94,536	7.50%, 09/01/10	98,253
66,182	8.50%, 11/01/15	70,999
11,996	9.00%, 06/01/10	12,701
	Federal National Mortgage Association Pools
857,004	3.50%, 09/01/18-06/01/19	796,491
7,268,715	4.00%, 09/01/13-12/01/18	7,012,642
957,059	4.50%, 11/01/14-08/01/33	929,935
693,622	5.00%, 06/01/18-09/01/35	681,199
1,433,754	5.50%, 09/01/33-01/01/34	1,434,419
3,405,009	6.00%, 05/01/09-09/01/33	3,480,790
1,070,616	6.50%, 03/01/19-12/01/22	1,097,601
56,802	7.00%, 08/01/32	59,744
696,226	8.00%, 11/01/12-11/01/28	744,928
347,523	8.50%, 12/01/07-06/01/30	378,482
190,671	9.00%, 12/01/06-04/01/25	207,522
42,844	10.00%, 08/01/21	47,653
500,000	ARM, 4.18%, 10/01/34	496,711
25,817	ARM, 4.36%, 03/01/29	25,907
10,520	ARM, 4.55%, 03/01/19	10,678
1,483,971	ARM, 4.89%, 01/01/35	1,482,968
254,186	ARM, 5.01%, 04/01/34	256,089
	Government National Mortgage Association Pools
33,767	6.50%, 10/15/28	35,213

Principal Amount	Security Description	Value

55,371	7.00%, 06/15/33	58,796
25,648	7.50%, 09/15/28	27,262
210,551	8.00%, 01/15/16-07/15/28	225,168
10,109	8.50%, 05/20/25	11,070
1,843	9.00%, 10/15/30	2,036

	Total U.S. Government Agency Mortgages
	(Cost $27,573,911)	27,492,113

U.S. Government Agency Securities — 0.6%
	Federal National Mortgage Association
200,000	6.00%, 05/15/08	207,679
255,000	6.25%, 02/01/11	272,507
1,300,000	6.63%, 09/15/09	1,397,009

	Total U.S. Government Agency Securities
	(Cost $1,877,019)	1,877,195

U.S. Treasury Obligations — 19.3%
	U.S. Treasury Bonds
300,000	6.25%, 08/15/23 (m)	358,723
150,000	7.63%, 02/15/25	207,076
550,000	7.88%, 02/15/21	748,129
300,000	8.13%, 05/15/21	417,387
2,400,000	8.75%, 05/15/17 (m)	3,324,749
800,000	9.88%, 11/15/15 (m)	1,154,750
5,290,000	10.38%, 11/15/12 (m)	5,947,531
1,350,000	11.75%, 11/15/14 (m)	1,729,898
3,450,000	12.00%, 08/15/13	4,173,016
3,845,000	12.75%, 11/15/10 (m)	3,884,350
300,000	13.25%, 05/15/14 (m)	390,445
	U.S. Treasury Inflation Indexed Bonds
664,681	3.63%, 04/15/28	869,667
119,186	3.88%, 01/15/09	129,298
	U.S. Treasury Notes
375,000	3.38%, 02/15/08	368,232
500,000	3.50%, 05/31/07	494,590
1,500,000	3.50%, 12/15/09	1,459,101
250,000	3.63%, 04/30/07	247,891
200,000	3.63%, 07/15/09	195,977
200,000	3.63%, 01/15/10	195,383
405,000	5.75%, 08/15/10	431,942
1,000,000	6.13%, 08/15/07	1,034,883
400,000	6.50%, 10/15/06	409,391
2,150,000	6.50%, 02/15/10 (m)	2,342,659
	U.S. Treasury STRIPS
1,000,000	PO, 11/15/09	839,254
1,200,000	PO, 02/15/11	960,074
1,350,000	PO, 05/15/11	1,069,506
650,000	PO, 05/15/12	491,795
900,000	PO, 11/15/12	665,353
3,600,000	PO, 02/15/13	2,623,842
1,000,000	PO, 05/15/13	719,989
1,000,000	PO, 08/15/13	711,719
3,000,000	PO, 02/15/14 (m)	2,080,968
2,600,000	PO, 05/15/14	1,782,396

	Principal Amount		Security Description	Value

	3,000,000		PO, 08/15/14 (m)	2,032,443
	1,400,000		PO, 11/15/14 (m)	937,282
	825,000		PO, 02/15/15 (m)	545,282
	245,000		PO, 05/15/15	160,605
	360,000		PO, 08/15/15	232,515
	5,400,000		PO, 11/15/15	3,446,090
	5,820,000		PO, 02/15/16 (m)	3,661,758
	800,000		PO, 05/15/16	497,225
	200,000		PO, 08/15/16	122,791
	900,000		PO, 11/15/16	545,800
	2,750,000		PO, 02/15/17	1,647,242
	700,000		PO, 05/15/17	413,657
	1,900,000		PO, 11/15/17	1,095,050
	800,000		PO, 05/15/18	449,598
	750,000		PO, 02/15/19	405,710
	100,000		PO, 02/15/22	46,602
	500,000		PO, 02/15/23	222,011

			Total U.S. Treasury Obligations
			(Cost $58,310,797)	58,921,625

Municipal Bond — 0.1%
Illinois
	250,000		Illinois State, Taxable Pension, GO
			5.10%, 06/01/33	246,670

			Total Municipal Bonds
			(Cost $250,000)
Foreign Government Securities — 0.4%
	400,000		Province of Quebec (Canada)
			5.75%, 02/15/09	414,981
			United Mexican States (Mexico)
	150,000		4.63%, 10/08/08	149,250
	100,000		6.63%, 03/03/15	108,650
	50,000		6.38%, 01/16/13	53,200
	325,000		Series A, 7.50%, 04/08/33	376,187

			Total Foreign Government Securities	1,102,268

			(Cost $1,017,223)
		Shares
Short-Term Investment — 13.8%
Investment Company — 13.8%
	42,317,124		JPMorgan Liquid Assets Money Market Fund (b)
			3.65%, 12/31/49	42,317,124

			(Cost $42,317,124)
		Principal Amount
Investments of Cash Collateral for Securities Loaned — 10.4%
Repurchase Agreements — 10.4%
	$602,069		Banc of America Securities LLC, 3.95%, dated 09/30/05, due 10/03/05,
			repurchase price $602,267, collateralized by U.S. Government Agency
			Mortgages	602,069
	6,250,000		HSBC Securities, Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase
			price $6,252,021, collateralized by U.S. Government Agency Securities	6,250,000
	6,200,000		Lehman Brothers, Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase
			price $6,202,005, collateralized by U.S. Government Agency Securities	6,200,000
	6,200,000		Merrill Lynch Securities, 3.88%, dated 09/30/05, due 10/03/05, repurchase
			price $6,202,005, collateralized by U.S. Government Agency Securities	6,200,000
	6,200,000		Morgan Stanley, 3.96%, dated 09/30/05, due 10/03/05, repurchase price $6,202,046,
			collateralized by U.S. Government Agency Mortgages
	6,200,000		UBS Securities LLC, 3.90%, dated 09/30/05, due 10/03/05, repurchase price
			$6,202,015, collateralized by U.S. Government Agency Securities	6,200,000

			Total Investments of Cash Collateral for Securities Loaned
			(Cost $31,652,069)	31,652,069

Total Investments — 110.1%
(Cost $335,468,872)				$336,405,367
Liabilities in Excess of Other Assets — (10.1)%				(30,945,051)

Net Assets — 100.0%				$305,460,316

Percentages indicated are based on net assets.
Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(d)	Defaulted Security.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(g)	Amount rounds to less than 0.1%.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2005.
GO	General Obligation
HB	High Coupon Bonds (a.k.a. ‘IOettes‘) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
STRIPS	Separate Trading of Registered Interest and Principal Securities.
SUB	Step-Up Bond. The rate shown is the rate in effect as of September 30, 2005.
VAR	Variable. The interest rate shown is the rate in effect at September 30, 2005.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,215,332
Aggregate gross unrealized depreciation	(4,278,837)

Net unrealized appreciation/depreciation	$936,495

Federal income tax cost of investments	$335,468,872

JPMorgan Investment Trust Diversified Equity Portfolio
Schedule of Portfolio of Investments
As of September 30, 2005 (Unaudited)

Shares	Security Description	Value

Long-Term Investments —99.2%
Common Stocks— 99.2%
Aerospace & Defense — 1.1%
31,970	United Technologies Corp.	$1,657,325

Air Freight & Logistics — 1.4%
18,080	FedEx Corp.	1,575,310
8,838	United Parcel Service, Inc., Class B	610,971

		2,186,281

Auto Components — 0.5%
11,300	Johnson Controls, Inc.	701,165

Beverages — 2.3%
68,340	Coca-Cola Co. (The)	2,951,605
28,670	Coca-Cola Enterprises, Inc.	559,065

		3,510,670

Biotechnology — 1.8%
25,112	Amgen, Inc. (a)	2,000,673
20,400	MedImmune, Inc. (a)	686,460

		2,687,133

Capital Markets — 3.5%
12,720	Goldman Sachs Group, Inc.	1,546,498
47,232	Morgan Stanley	2,547,694
27,239	State Street Corp.	1,332,532

		5,426,724

Chemicals — 2.0%
18,170	Air Products & Chemicals, Inc.	1,001,894
17,100	Lyondell Chemical Co.	489,402
25,047	Nalco Holding Co. (a)	422,543
24,260	Praxair, Inc.	1,162,782

		3,076,621

Commercial Banks — 2.8%
12,830	Compass Bancshares, Inc.	587,999
18,029	North Fork Bancorp, Inc.	459,739
50,420	U.S. Bancorp	1,415,794
31,258	Wells Fargo & Co.	1,830,781

		4,294,313

Communications Equipment — 3.5%
48,971	Cisco Systems, Inc. (a)	878,050
50,300	Corning, Inc. (a)	972,299
24,020	Juniper Networks, Inc. (a)	571,436
47,681	Motorola, Inc.	1,053,273
44,000	QUALCOMM, Inc.	1,969,000

		5,444,058

Computers & Peripherals — 3.5%
11,910	Apple Computer, Inc. (a)	638,495
36,169	Dell, Inc. (a)	1,236,980
39,370	Hewlett-Packard Co.	1,149,604
19,752	International Business Machines Corp.	1,584,505
12,360	Lexmark International, Inc., Class A (a)	754,578

		5,364,162

Shares	Security Description	Value

Consumer Finance — 1.6%
100,975	MBNA Corp.	2,488,024

Diversified Financial Services — 5.7%
29,720	CIT Group, Inc.	1,342,750
140,034	Citigroup, Inc.	6,374,348
38,565	Lazard Ltd., Class A (Bermuda)	975,694

		8,692,792

Diversified Telecommunication Services — 3.0%
54,638	SBC Communications, Inc.	1,309,673
59,538	Sprint Corp.	1,415,814
59,592	Verizon Communications, Inc.	1,948,062

		4,673,549

Electric Utilities — 2.4%
26,600	Consolidated Edison, Inc.	1,291,430
24,430	Edison International	1,155,050
66,100	Xcel Energy, Inc.	1,296,221

		3,742,701

Electronic Equipment & Instruments — 0.0% (g)
670	Symbol Technologies, Inc.	6,486

Energy Equipment & Services — 1.8%
13,400	Baker Hughes, Inc.	799,712
7,000	Halliburton Co.	479,640
20,780	Rowan Cos., Inc.	737,482
11,300	Weatherford International Ltd. (a)	775,858

		2,792,692

Food & Staples Retailing — 1.0%
26,770	Sysco Corp.	839,775
14,201	Wal-Mart Stores, Inc.	622,288

		1,462,063

Food Products — 0.8%
27,600	Kellogg Co.	1,273,188

Health Care Equipment & Supplies — 3.6%
11,100	Bausch & Lomb, Inc.	895,548
17,900	Baxter International, Inc.	713,673
41,390	Boston Scientific Corp. (a)	967,284
20,600	Guidant Corp.	1,419,134
20,640	St. Jude Medical, Inc. (a)	965,952
8,760	Zimmer Holdings, Inc. (a)	603,477

		5,565,068

Health Care Providers & Services — 2.9%
13,360	Aetna, Inc.	1,150,830
9,740	HCA, Inc.	466,741
14,950	McKesson Corp.	709,378
12,240	Medco Health Solutions, Inc. (a)	671,119
19,320	WellPoint, Inc. (a)	1,464,842

		4,462,910

Hotels — 0.3%
9,300	Starwood Hotels & Resorts Worldwide, Inc.	531,681

Hotels, Restaurants & Leisure — 1.3%
18,220	Carnival Corp.	910,635
34,430	McDonald's Corp.	1,153,061

		2,063,696

Shares	Security Description	Value

Household Durables — 0.9%
12,250	Lennar Corp., Class A	732,060
7,640	Mohawk Industries, Inc. (a)	613,110

		1,345,170

Household Products — 1.3%
33,720	Procter & Gamble Co.	2,004,991

Industrial Conglomerates — 6.9%
18,504	3M Co.	1,357,454
190,575	General Electric Co.	6,416,660
103,705	Tyco International Ltd. (Bermuda)	2,888,184

		10,662,298

Insurance — 4.6%
12,920	Aflac, Inc.	585,276
37,230	AMBAC Financial Group, Inc.	2,682,794
32,700	Genworth Financial, Inc., Class A	1,054,248
9,270	Hartford Financial Services Group, Inc.	715,366
24,820	RenaissanceRe Holdings Ltd. (Bermuda)	1,085,379
23,348	Willis Group Holdings Ltd. (Bermuda)	876,717

		6,999,780

Internet & Catalog Retail — 0.7%
26,220	eBay, Inc. (a)	1,080,264

IT Services — 0.9%
14,490	Affiliated Computer Services, Inc., Class A (a)	791,154
6,850	Infosys Technologies Ltd. (India) ADR	508,818

		1,299,972

Machinery — 0.8%
18,900	Eaton Corp.	1,201,095

Media — 4.0%
17,270	E.W. Scripps Co., Class A	862,982
18,510	Gannett Co., Inc.	1,274,043
95,760	News Corp., Class A	1,492,898
77,860	Viacom, Inc., Class B	2,570,159

		6,200,082

Metals & Mining — 0.9%
10,734	Alcoa, Inc.	262,124
25,100	United States Steel Corp.	1,062,985

		1,325,109

Multi-Utilities — 1.5%
27,260	Dominion Resources, Inc.	2,348,176

Multiline Retail — 2.1%
41,180	Kohl's Corp. (a)	2,066,412
22,277	Target Corp.	1,156,845

		3,223,257

Oil, Gas & Consumable Fuels — 8.1%
20,430	Apache Corp.	1,536,745
30,370	Chevron Corp.	1,965,850
22,150	ConocoPhillips	1,548,506
7,900	EOG Resources, Inc.	591,710
89,809	Exxon Mobil Corp.	5,706,464
13,260	Occidental Petroleum Corp.	1,132,802

		12,482,077

Shares	Security Description	Value

Personal Products — 0.6%
16,090	Gillette Co. (The)	936,438

Pharmaceuticals — 4.9%
26,040	Eli Lilly & Co.	1,393,661
5,380	Forest Laboratories, Inc. (a)	209,659
19,920	Johnson & Johnson	1,260,538
65,579	Pfizer, Inc.	1,637,508
17,160	Sepracor, Inc. (a)	1,012,268
43,550	Wyeth	2,015,058

		7,528,692

Real Estate — 0.4%
12,200	Prologis REIT	540,582

Road & Rail — 0.5%
15,150	CSX Corp.	704,172

Semiconductors & Semiconductor Equipment — 2.7%
27,400	Agere Systems, Inc. (a)	285,234
61,830	Altera Corp. (a)	1,181,571
21,260	Analog Devices, Inc.	789,596
14,927	Intel Corp.	367,951
18,200	Linear Technology Corp.	684,138
17,840	Maxim Integrated Products, Inc.	760,876

		4,069,366

Software — 3.4%
146,805	Microsoft Corp.	3,777,293
120,240	Oracle Corp. (a)	1,489,773

		5,267,066

Specialty Retail — 2.2%
20,070	Home Depot, Inc.	765,470
23,330	Lowe's Cos., Inc.	1,502,452
54,620	Staples, Inc.	1,164,498

		3,432,420

Textiles, Apparel & Luxury Goods — 1.1%
15,180	Coach, Inc. (a)	476,045
14,160	Nike, Inc., Class B	1,156,589

		1,632,634

Thrifts & Mortgage Finance — 1.2%
19,040	Countrywide Financial Corp.	627,939
22,591	Freddie Mac	1,275,488

		1,903,427

Tobacco — 2.3%
47,558	Altria Group, Inc.	3,505,500

Wireless Telecommunication Services — 0.4%
21,376	American Tower Corp., Class (a)	533,331

	Total Long-Term Investments
	(Cost $143,748,428)	152,329,201

Short-Term Investment — 0.9%
Investment Company — 0.9%
1,476,760	JPMorgan Liquid Assets Money Market Fund (b) (m)	1,476,760

	(Cost $1,476,760)

Principal Amount

Investments of Cash Collateral for Securities Loaned — 0.9%
Repurchase Agreements — 0.9%
$235,000	Banc of America Securities LLC, 3.95%, dated 9/30/05, due 10/03/05, repurchase price $235,077, collateralized by U.S. Government Agency Mortgages	235,000
225,000	Barclays Capital, 3.87%, dated 9/30/05, due 10/03/05, repurchase price $225,073, collateralized by U.S. Government Agency Mortgages	225,000
225,000	HSBC Securities, Inc., 3.88%, dated 9/30/05, due 10/03/05, repurchase price $225,073, collateralized by U.S. Government Agency Mortgages	225,000
221,300	Merrill Lynch Securities, 3.88%, dated 9/30/05, due 10/03/05, repurchase price $221,372, collateralized by U.S. Government Agency Mortgages	221,300
235,000	Morgan Stanley, 3.96%, dated 9/30/05, due 10/03/05, repurchase price $235,078, collateralized by U.S. Government Agency Mortgages	235,000
235,000	UBS Securities LLC, 3.90%, dated 9/30/05, due 10/03/05, repurchase price $235,076, collateralized by U.S. Government Agency Mortgages	235,000

	Total Investments of Cash Collateral for Securities Loaned (Cost $1,376,300)
Total Investments — 101.0%
(Cost $146,601,488)		$155,182,261
Liabilities in Excess of Other Assets — (1.0)%		(1,579,714)

Net Assets — 100.0%		$153,602,547

Percentages indicated are based on net assets.
Abbreviations:
(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisor Inc.
(g) Amount rounds to less than 0.1%.
(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ADR American Depository Receipt
REIT Real Estate Investment Trust
As of September, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,658,546
Aggregate gross unrealized depreciation	(5,077,773)

Net unrealized appreciation/depreciation	$8,580,773

Federal income tax cost of investments	$146,601,488

JPMorgan Investment Trust Diversified Mid Cap Portfolio
Schedule of Portfolio of Investments
As of September 30, 2005 (Unaudited)

Shares	Security Description	Value

Long-Term Investments —98.0%
Common Stocks— 98.0%
Aerospace & Defense — 2.0%
5,476	L-3 Communications Holdings, Inc.	$432,987
5,250	Lockheed Martin Corp.	320,460
9,300	Precision Castparts Corp.	493,830

		1,247,277

Auto Components — 0.6%
25,525	Goodyear Tire & Rubber Co. (The) (a)	397,935

Biotechnology — 0.6%
5,083	Invitrogen Corp. (a)	382,394

Building Products — 0.7%
6,250	USG Corp. (a)	429,500

Capital Markets — 2.5%
8,900	A.G. Edwards, Inc.	389,909
5,213	Affiliated Managers Group, Inc. (a)	377,526
9,500	American Capital Strategies Ltd.	348,270
28,109	E*Trade Financial Corp. (a)	494,718

		1,610,423

Chemicals — 1.1%
7,025	Eastman Chemical Co.	329,964
6,800	FMC Corp. (a)	389,096

		719,060

Commercial Banks — 0.6%
17,275	Colonial BancGroup, Inc. (The)	386,960

Commercial Services & Supplies — 2.3%
9,200	Equifax, Inc.	321,448
18,225	H&R Block, Inc.	437,036
9,600	R.R. Donnelley & Sons Co.	355,872
9,575	West Corp. (a)	358,009

		1,472,365

Communications Equipment — 0.7%
11,190	Harris Corp.	467,742

Computers & Peripherals — 1.6%
6,775	Apple Computer, Inc. (a)	363,208
8,000	NCR Corp. (a)	255,280
28,975	Western Digital Corp. (a)	374,646

		993,134

Construction Materials — 0.5%
2,850	Eagle Materials, Inc.	345,905

Consumer Finance — 1.3%
16,475	AmeriCredit Corp. (a)	393,258
24,575	Providian Financial Corp. (a)	434,486

		827,744

Shares	Security Description	Value

Diversified Financial Services — 2.5%
9,175	CB Richard Ellis Services, Inc., Class A (a)	451,410
11,025	CIT Group, Inc.	498,109
12,975	Principal Financial Group	614,626

		1,564,145

Diversified Telecommunication Services — 1.3%
19,225	AT&T Corp.	380,655
13,300	CenturyTel, Inc.	465,234

		845,889

Electric Utilities — 2.8%
29,575	CenterPoint Energy, Inc.	439,780
7,075	Exelon Corp.	378,088
6,400	PPL Corp.	206,912
3,225	TXU Corp.	364,038
6,275	WPS Resources Corp.	362,695

		1,751,513

Electronic Equipment & Instruments — 1.9%
8,234	Amphenol Corp., Class A	332,160
14,000	Arrow Electronics, Inc. (a)	439,040
17,000	Avnet, Inc. (a)	415,650

		1,186,850

Energy Equipment & Services — 0.7%
13,200	Patterson-UTI Energy, Inc.	476,256

Food & Staples Retailing — 0.7%
14,150	Supervalu, Inc.	440,348

Food Products — 1.5%
24,650	Archer-Daniels-Midland Co.	607,869
10,050	Pilgrim’s Pride Corp., Class B	365,820

		973,689

Gas Utilities — 0.8%
3,225	AGL Resources, Inc.	119,680
14,850	UGI Corp.	418,027

		537,707

Health Care Providers & Services — 7.7%
4,450	Aetna, Inc.	383,323
5,500	Cigna Corp.	648,230
5,951	Coventry Health Care, Inc. (a)	511,905
5,900	HCA, Inc.	282,728
9,700	Humana, Inc. (a)	464,436
8,975	LifePoint Hospitals, Inc. (a)	392,477
5,425	Lincare Holdings, Inc. (a)	222,696
8,100	Omnicare, Inc.	455,463
5,500	Sierra Health Services, Inc. (a)	378,785
6,700	UnitedHealth Group, Inc.	376,540
4,850	WellChoice, Inc. (a)	368,115
4,833	WellPoint, Inc. (a)	366,438

		4,851,136

Shares	Security Description	Value

Hotels, Restaurants & Leisure — 2.6%
13,650	Darden Restaurants, Inc.	414,550
12,925	GTECH Holdings Corp.	414,376
10,425	MGM Mirage (a)	456,302
11,850	Penn National Gaming, Inc. (a)	368,654

		1,653,882

Household Durables — 5.6%
5,475	Black & Decker Corp.	449,443
11,515	D.R. Horton, Inc.	417,073
5,500	KB Home	402,600
7,875	Lennar Corp., Class A	470,610
2,525	Meritage Homes Corp. (a)	193,567
525	NVR, Inc. (a)	464,599
5,550	Ryland Group, Inc.	379,731
9,475	Standard-Pacific Corp.	393,307
8,600	Toll Brothers, Inc. (a)	384,162

		3,555,092

Household Products — 0.7%
7,650	Energizer Holdings, Inc. (a)	433,755

Industrial Conglomerates — 0.7%
6,000	Teleflex, Inc.	423,000

Insurance — 4.5%
7,275	AmerUs Group Co.	417,367
11,950	Assurant, Inc.	454,817
9,525	First American Corp.	435,006
15,100	HCC Insurance Holdings, Inc.	430,803
3,900	Loews Corp.	360,399
3,500	Philadelphia Consolidated Holding Co. (a)	297,150
11,450	W.R. Berkley Corp.	452,046

		2,847,588

Internet Software & Services — 1.3%
35,400	EarthLink, Inc. (a)	378,780
15,050	McAfee, Inc. (a)	472,871

		851,651

IT Services — 0.7%
9,125	Computer Sciences Corp. (a)	431,704

Machinery — 2.6%
5,084	Cummins, Inc.	447,341
6,925	Joy Global, Inc.	349,436
9,900	Oshkosh Truck Corp.	427,284
8,150	Terex Corp. (a)	402,854

		1,626,915

Media — 1.9%
9,775	John Wiley & Sons, Inc., Class A	408,009
6,300	R.H. Donnelley Corp. (a)	398,538
16,275	Telewest Global, Inc. (United Kingdom) (a)	373,511

		1,180,058

Shares	Security Description	Value

Metals & Mining — 1.8%
9,100	Nucor Corp.	536,809
4,475	Phelps Dodge Corp.	581,437

		1,118,246

Multi-Utilities — 4.7%
30,225	AES Corp. (The) (a)	496,597
27,225	CMS Energy Corp. (a)	447,851
9,300	Constellation Energy Group, Inc.	572,880
9,800	Energen Corp.	423,948
12,975	Oneok, Inc.	441,409
12,300	Sempra Energy	578,838

		2,961,523

Multiline Retail — 1.9%
9,525	Federated Department Stores, Inc.	636,937
7,600	Nordstrom, Inc.	260,832
2,300	Sears Holdings Corp. (a)	286,166

		1,183,935

Oil, Gas & Consumable Fuels — 8.7%
4,050	Amerada Hess Corp.	556,875
4,475	Burlington Resources, Inc.	363,907
7,925	Forest Oil Corp. (a)	412,893
8,600	Frontier Oil Corp.	381,410
5,650	Kerr-McGee Corp.	548,671
5,100	Marathon Oil Corp.	351,543
9,700	Newfield Exploration Co. (a)	476,270
6,950	Noble Energy, Inc.	325,955
4,225	Occidental Petroleum Corp.	360,942
6,825	Overseas Shipholding Group, Inc.	398,102
6,775	Sunoco, Inc.	529,805
6,525	Tesoro Corp.	438,741
3,143	Valero Energy Corp.	355,348

		5,500,462

Pharmaceuticals — 2.6%
8,575	Barr Pharmaceuticals, Inc. (a)	470,939
14,275	Endo Pharmaceuticals Holdings, Inc. (a)	380,714
28,575	King Pharmaceuticals, Inc. (a)	439,483
5,350	Kos Pharmaceuticals, Inc. (a)	358,076

		1,649,212

Real Estate — 5.4%
9,550	AMB Property Corp. REIT	428,795
9,450	CBL & Associates Properties, Inc. REIT	387,356
11,395	General Growth Properties, Inc. REIT	511,977
6,150	Macerich Co. (The) REIT	399,381
4,650	Simon Property Group, Inc. REIT	344,658
17,275	Trizec Properties, Inc. REIT	398,361
12,950	Ventas, Inc. REIT	416,990
6,200	Vornado Realty Trust REIT	537,044

		3,424,562

Shares	Security Description	Value

Road & Rail — 2.8%
6,250	Burlington Northern Santa Fe Corp.	373,750
10,825	CSX Corp.	503,146
15,435	Norfolk Southern Corp.	626,044
7,300	Yellow Roadway Corp. (a)	302,366

		1,805,306

Semiconductors & Semiconductor Equipment — 4.6%
22,500	Freescale Semiconductor, Inc., Class B (a)	530,550
14,475	Lam Research Corp. (a)	441,053
45,875	LSI Logic Corp. (a)	451,869
18,925	MEMC Electronic Materials, Inc. (a)	431,301
21,150	National Semiconductor Corp.	556,245
13,925	Nvidia Corp. (a)	477,349

		2,888,367

Software — 2.6%
21,925	BMC Software, Inc. (a)	462,617
45,325	Compuware Corp. (a)	430,588
50,725	Parametric Technology Corp. (a)	353,553
17,250	Sybase, Inc. (a)	403,995

		1,650,753

Specialty Retail — 3.4%
6,775	Abercrombie & Fitch Co.	337,734
17,600	American Eagle Outfitters, Inc.	414,128
3,450	AutoZone, Inc. (a)	287,212
9,865	Barnes & Noble, Inc.	371,910
10,450	Michaels Stores, Inc.	345,477
8,825	Sherwin-Williams Co. (The)	388,918

		2,145,379

Textiles, Apparel & Luxury Goods — 0.6%
6,875	V.F. Corp.	398,544

Thrifts & Mortgage Finance — 3.2%
6,175	Downey Financial Corp.	376,058
5,875	Golden West Financial Corp.	348,916
6,125	MGIC Investment Corp.	393,225
11,025	PMI Group, Inc. (The)	439,567
8,575	Radian Group, Inc.	455,332

		2,013,098

Tobacco — 0.7%
10,600	Loews Corp. — Carolina Group	420,078

	Total Long-Term Investments (Cost $53,618,975)	62,071,082

Short-Term Investment — 0.4%
Investment Company — 0.4%
264,410	JPMorgan Liquid Assets Money Market Fund (b) (m)	264,410

	(Cost $264,410)

Principal Amount		Value

Investments of Cash Collateral for Securities Loaned — 18.3%
Corporate Notes — 0.6%
$39,492	CC USA, Inc., FRN, 4.11%, 10/03/05	39,492
39,502	Citigroup Global Markets Holding, Inc., FRN, 3.94%, 12/12/05	39,502
79,003	General Electric Co., FRN, 3.70%, 10/24/05	79,003
39,502	Lehman Brothers Holdings, FRN, 4.02%, 10/03/05	39,502
59,253	MBIA Global Funding LLC, FRN, 3.93%, 10/26/05	59,253
59,240	Sigma Finance, Inc., FRN, 4.10%, 10/03/05	59,240
39,502	Wells Fargo & Co., FRN, 4.07%, 10/03/05	39,502

		355,494

Repurchase Agreements — 17.7%
2,200,000	Banc of America Securities LLC, 3.95%, dated 9/30/05, due 10/03/05, repurchase price $2,200,724, collateralized by U.S. Government Agency Mortgages	2,200,000
2,200,000	Barclays Capital, 3.87%, dated 9/30/05, due 10/03/05, repurchase price $2,200,710, collateralized by U.S. Government Agency Mortgages	2,200,000
210,686	HSBC Securities, Inc., 3.88%, dated 9/30/05, due 10/03/05, repurchase price $210,754, collateralized by U.S. Government Agency Mortgages	210,686
2,200,000	Merrill Lynch Securities, 3.88%, dated 9/30/05, due 10/03/05, repurchase price $2,200,711, collateralized by U.S. Government Agency Mortgages	2,200,000
2,200,000	Morgan Stanley, 3.96%, dated 9/30/05, due 10/03/05, repurchase price $2,200,726, collateralized by U.S. Government Agency Mortgages	2,200,000
2,200,000	UBS Securities LLC, 3.90%, dated 9/30/05 due 10/03/05, repurchase price $2,200,715, collateralized by U.S. Government Agency Mortgages	2,200,000

		11,210,686

	Total Investment of Cash Collateral for Securities Loaned
	(Cost $11,566,180)	11,566,180

Total Investments — 116.7%
(Cost $65,449,565)		$73,901,672
Liabilities in Excess of Other Assets — (16.7)%		(10,577,977)

Net Assets — 100.0%		$63,323,695

Percentages indicated are based on net assets.
Abbreviations:
(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisor Inc.
(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
FRN Floating Rate Note
REIT Real Estate Investment Trust
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,016,361
Aggregate gross unrealized depreciation	(564,254)

Net unrealized appreciation/depreciation	$8,452,107

Federal income tax cost of investments	$65,449,565

JPMorgan Investment Trust Equity Index Portfolio
Schedule of Portfolio of Investments
As of September 30, 2005 (Unaudited)

Shares	Security Description	Value

Long-Term Investments —99.4%
Common Stocks— 99.4%
Aerospace & Defense — 2.2%
10,033	Boeing Co.	$681,742
2,458	General Dynamics Corp.	293,854
1,486	Goodrich Corp.	65,889
10,455	Honeywell International, Inc.	392,063
1,451	L-3 Communications Holdings, Inc.	114,731
4,449	Lockheed Martin Corp.	271,567
4,366	Northrop Grumman Corp.	237,292
5,519	Raytheon Co.	209,832
2,160	Rockwell Collins, Inc.	104,371
12,530	United Technologies Corp.	649,555

		3,020,896

Air Freight & Logistics — 0.9%
3,702	FedEx Corp.	322,555
785	Ryder System, Inc.	26,863
13,538	United Parcel Service, Inc., Class B	935,882

		1,285,300

Airlines — 0.1%
8,471	Southwest Airlines Co.	125,794

Auto Components — 0.2%
749	Cooper Tire & Rubber Co.	11,437
1,838	Dana Corp.	17,296
6,863	Delphi Corp.	18,942
2,153	Goodyear Tire & Rubber Co. (The) (a)	33,565
2,354	Johnson Controls, Inc.	146,066
1,573	Visteon Corp.	15,384

		242,690

Automobiles — 0.4%
22,656	Ford Motor Co.	223,388
6,915	General Motors Corp.	211,668
3,355	Harley-Davidson, Inc.	162,516

		597,572

Beverages — 2.2%
9,497	Anheuser-Busch Cos., Inc.	408,751
1,014	Brown-Forman Corp., Class B	60,374
25,387	Coca-Cola Co. (The)	1,096,464
3,686	Coca-Cola Enterprises, Inc.	71,877
2,396	Constellation Brands, Inc., Class A (a)	62,296
700	Molson Coors Brewing Co., Class B	44,807
1,697	Pepsi Bottling Group, Inc.	48,449
20,417	PepsiCo, Inc.	1,157,848

		2,950,866

Biotechnology — 1.5%
15,086	Amgen, Inc. (a)	1,201,901
2,388	Applera Corp.- Applied Biosystems Group	55,497
4,137	Biogen Idec, Inc. (a)	163,329
1,332	Chiron Corp. (a)	58,102
3,139	Genzyme Corp. (a)	224,878

Shares	Security Description	Value

5,574	Gilead Sciences, Inc. (a)	271,788
3,012	MedImmune, Inc. (a)	101,354

		2,076,849

Building Products — 0.2%
2,242	American Standard Cos., Inc.	104,365
5,263	Masco Corp.	161,469

		265,834

Capital Markets — 2.9%
9,517	Bank of New York Co., Inc. (The)	279,895
1,375	Bear Stearns Cos., Inc. (The)	150,906
12,707	Charles Schwab Corp. (The)	183,362
4,531	E*Trade Financial Corp. (a)	79,746
1,036	Federated Investors, Inc., Class B	34,426
1,815	Franklin Resources, Inc.	152,387
5,686	Goldman Sachs Group, Inc.	691,304
2,725	Janus Capital Group, Inc.	39,376
3,327	Lehman Brothers Holdings, Inc.	387,529
5,113	Mellon Financial Corp.	163,463
11,327	Merrill Lynch & Co., Inc.	694,912
13,280	Morgan Stanley	716,323
2,269	Northern Trust Corp.	114,698
4,046	State Street Corp.	197,930
1,587	T. Rowe Price Group, Inc.	103,631

		3,989,888

Chemicals — 1.5%
2,711	Air Products & Chemicals, Inc.	149,485
907	Ashland, Inc.	50,103
11,794	Dow Chemical Co. (The)	491,456
997	Eastman Chemical Co.	46,829
2,251	Ecolab, Inc.	71,874
12,162	El Du Pont de Nemours & Co.	476,386
1,469	Engelhard Corp.	41,000
1,379	Hercules, Inc. (a)	16,851
999	International Flavors & Fragrances, Inc.	35,604
3,285	Monsanto Co.	206,134
2,078	PPG Industries, Inc.	122,997
3,954	Praxair, Inc.	189,515
1,778	Rohm & Haas Co.	73,129
825	Sigma-Aldrich Corp.	52,849

		2,024,212

Commercial Banks — 5.4%
4,284	AmSouth Bancorp	108,214
49,126	Bank of America Corp.	2,068,205
6,694	BB&T Corp.	261,401
2,045	Comerica, Inc.	120,451
1,521	Compass Bancshares, Inc.	69,707
6,799	Fifth Third Bancorp	249,727
1,530	First Horizon National Corp.	55,616
2,822	Huntington Bancshares, Inc.	63,410
5,005	Keycorp	161,411

Shares	Security Description	Value

988	M&T Bank Corp.	104,441
2,533	Marshall & Ilsley Corp.	110,211
6,953	National City Corp.	232,508
5,849	North Fork Bancorp, Inc.	149,149
3,556	PNC Financial Services Group, Inc.	206,319
5,630	Regions Financial Corp.	175,206
4,433	SunTrust Banks, Inc.	307,872
3,812	Synovus Financial Corp.	105,669
22,347	U.S. Bancorp	627,504
19,286	Wachovia Corp.	917,821
20,639	Wells Fargo & Co.	1,208,826
1,102	Zions Bancorp	78,473

		7,382,141

Commercial Services & Supplies — 0.9%
2,667	Allied Waste Industries, Inc. (a)	22,536
1,788	Apollo Group, Inc., Class A (a)	118,705
1,351	Avery Dennison Corp.	70,779
12,794	Cendant Corp.	264,068
1,687	Cintas Corp.	69,251
1,592	Equifax, Inc.	55,624
3,969	H&R Block, Inc.	95,177
1,489	Monster Worldwide, Inc. (a)	45,727
2,798	Pitney Bowes, Inc.	116,789
2,625	R.R. Donnelley & Sons Co.	97,309
2,071	Robert Half International, Inc.	73,707
6,873	Waste Management, Inc.	196,637

		1,226,309

Communications Equipment — 2.8%
1,424	ADC Telecommunications, Inc. (a) (m)	32,553
1,986	Andrew Corp. (a)	22,144
5,185	Avaya, Inc. (a)	53,406
7,064	CIENA Corp. (a)	18,649
78,137	Cisco Systems, Inc. (a)	1,400,996
2,461	Comverse Technology, Inc. (a)	64,650
17,999	Corning, Inc. (a)	347,921
20,153	JDS Uniphase Corp. (a)	44,740
54,345	Lucent Technologies, Inc. (a)	176,621
30,188	Motorola, Inc.	666,853
19,935	QUALCOMM, Inc.	892,091
1,873	Scientific-Atlanta, Inc.	70,256
5,472	Tellabs, Inc. (a)	57,565

		3,848,445

Computers & Peripherals — 3.7%
10,146	Apple Computer, Inc. (a)	543,927
29,313	Dell, Inc. (a)	1,002,505
29,474	EMC Corp. (a)	381,393
3,221	Gateway, Inc. (a)	8,697
35,029	Hewlett-Packard Co.	1,022,847
19,512	International Business Machines Corp.	1,565,253
1,451	Lexmark International, Inc., Class A (a)	88,583

Shares	Security Description	Value

2,272	NCR Corp. (a)	72,499
4,498	Network Appliance, Inc. (a)	106,782
1,109	QLogic Corp. (a)	37,928
41,693	Sun Microsystems, Inc. (a)	163,437

		4,993,851

Construction & Engineering — 0.0% (g)
1,060	Fluor Corp.	68,243

Construction Materials — 0.1%
1,251	Vulcan Materials Co.	92,837

Consumer Finance — 1.4%
15,172	American Express Co.	871,480
3,530	Capital One Financial Corp.	280,706
15,379	MBNA Corp.	378,938
3,605	Providian Financial Corp. (a)	63,736
5,105	SLM Corp.	273,832

		1,868,692

Containers & Packaging — 0.2%
1,334	Ball Corp.	49,011
1,307	Bemis Co.	32,283
1,831	Pactiv Corp. (a)	32,079
1,013	Sealed Air Corp. (a)	48,077
1,382	Temple-Inland, Inc.	56,455

		217,905

Distributors — 0.1%
2,128	Genuine Parts Co.	91,291

Diversified Financial Services — 3.5%
2,467	CIT Group, Inc.	111,459
63,213	Citigroup, Inc.	2,877,456
42,951	JPMorgan Chase & Co. (d)	1,457,328
3,090	Moody’s Corp.	157,837
3,420	Principal Financial Group	162,005

		4,766,085

Diversified Telecommunication Services — 3.1%
4,668	Alltel Corp.	303,933
9,806	AT&T Corp. (m)	194,159
22,403	BellSouth Corp.	589,199
1,589	CenturyTel, Inc.	55,583
4,196	Citizens Communications Co.	56,856
18,645	Qwest Communications International, Inc. (a)	76,445
40,396	SBC Communications, Inc.	968,292
35,861	Sprint Corp.	852,775
33,809	Verizon Communications, Inc.	1,105,216

		4,202,458

Electric Utilities — 2.5%
1,990	Allegheny Energy, Inc. (a)	61,133
2,491	Ameren Corp.	133,244
4,807	American Electric Power Co., Inc.	190,838
3,785	CenterPoint Energy, Inc.	56,283
2,432	Cinergy Corp.	108,005
2,988	Consolidated Edison, Inc.	145,067

Shares	Security Description	Value

2,175	DTE Energy Co.	99,745
3,983	Edison International	188,316
2,538	Entergy Corp.	188,624
8,199	Exelon Corp.	438,154
4,033	FirstEnergy Corp.	210,200
4,817	FPL Group, Inc.	229,289
4,561	PG&E Corp.	179,019
1,207	Pinnacle West Capital Corp.	53,205
4,639	PPL Corp.	149,979
3,072	Progress Energy, Inc.	137,472
9,131	Southern Co. (The)	326,525
2,541	TECO Energy, Inc.	45,789
2,935	TXU Corp.	331,303
4,924	Xcel Energy, Inc.	96,560

		3,368,750

Electrical Equipment — 0.4%
2,091	American Power Conversion Corp.	54,157
1,133	Cooper Industries Ltd. (Bermuda), Class A	78,336
5,050	Emerson Electric Co.	362,590
2,220	Rockwell Automation, Inc.	117,438

		612,521

Electronic Equipment & Instruments — 0.3%
6,042	Agilent Technologies, Inc. (a)	197,875
2,102	Jabil Circuit, Inc. (a)	64,994
1,772	Molex, Inc.	47,277
6,426	Sanmina-SCI Corp. (a)	27,567
11,887	Solectron Corp. (a)	46,478
3,104	Symbol Technologies, Inc.	30,047
1,033	Tektronix, Inc.	26,063

		440,301

Energy Equipment & Services — 1.6%
4,165	Baker Hughes, Inc.	248,567
3,941	BJ Services Co.	141,837
6,215	Halliburton Co.	425,852
1,926	Nabors Industries Ltd. (Bermuda) (a)	138,345
2,120	National Oilwell Varco, Inc. (a)	139,496
1,672	Noble Corp. (Cayman Islands)	114,465
1,331	Rowan Cos., Inc.	47,237
7,193	Schlumberger Ltd. (Netherlands)	606,945
4,020	Transocean, Inc. (a)	246,466
1,692	Weatherford International Ltd. (a)	116,173

		2,225,383

Food & Staples Retailing — 2.3%
4,504	Albertson’s, Inc.	115,528
5,859	Costco Wholesale Corp.	252,464
9,939	CVS Corp.	288,330
8,852	Kroger Co. (The) (a)	182,263
5,486	Safeway, Inc.	140,442
1,662	Supervalu, Inc.	51,721
7,740	Sysco Corp.	242,804

Shares	Security Description	Value

30,538	Wal-Mart Stores, Inc.	1,338,175
12,501	Walgreen Co.	543,168

		3,154,895

Food Products — 1.1%
7,954	Archer-Daniels-Midland Co.	196,146
2,261	Campbell Soup Co.	67,265
6,332	ConAgra Foods, Inc.	156,717
4,476	General Mills, Inc.	215,743
2,244	Hershey Foods Corp.	126,360
4,168	HJ Heinz Co.	152,299
3,132	Kellogg Co.	144,479
1,637	McCormick & Co., Inc.	53,415
9,593	Sara Lee Corp.	181,787
3,073	Tyson Foods, Inc., Class A	55,468
2,198	Wm. Wrigley Jr. Co.	157,992

		1,507,671

Gas Utilities — 0.1%
2,131	KeySpan Corp.	78,378
540	Nicor, Inc.	22,696
3,331	NiSource, Inc.	80,777
467	Peoples Energy Corp.	18,391

		200,242

Health Care Equipment & Supplies — 2.1%
657	Bausch & Lomb, Inc.	53,007
7,611	Baxter International, Inc.	303,451
3,056	Becton, Dickinson & Co.	160,226
3,051	Biomet, Inc.	105,900
7,220	Boston Scientific Corp. (a)	168,731
1,287	C.R. Bard, Inc.	84,981
1,491	Fisher Scientific International, Inc. (a)	92,517
4,035	Guidant Corp.	277,971
1,954	Hospira, Inc. (a)	80,055
14,808	Medtronic, Inc.	794,005
630	Millipore Corp. (a)	39,621
1,593	PerkinElmer, Inc.	32,450
4,458	St. Jude Medical, Inc. (a)	208,634
3,553	Stryker Corp.	175,625
1,976	Thermo Electron Corp. (a)	61,058
1,407	Waters Corp. (a)	58,531
3,024	Zimmer Holdings, Inc. (a)	208,323

		2,905,086

Health Care Providers & Services — 2.9%
3,546	Aetna, Inc.	305,452
1,270	AmerisourceBergen Corp.	98,171
5,219	Cardinal Health, Inc.	331,093
5,502	Caremark Rx, Inc. (a)	274,715
1,572	Cigna Corp.	185,276
1,313	Coventry Health Care, Inc. (a)	112,944
1,817	Express Scripts, Inc. (a)	113,017
5,526	HCA, Inc.	264,806

Shares	Security Description	Value

3,022	Health Management Associates, Inc., Class A	70,926
1,986	Humana, Inc. (a)	95,090
2,760	IMS Health, Inc.	69,469
1,652	Laboratory Corp. of America Holdings (a)	80,469
967	Manor Care, Inc.	37,143
3,770	McKesson Corp.	178,887
3,721	Medco Health Solutions, Inc. (a)	204,022
2,035	Quest Diagnostics, Inc.	102,849
5,729	Tenet Healthcare Corp. (a)	64,337
15,444	UnitedHealth Group, Inc.	867,953
7,502	WellPoint, Inc. (a)	568,802

		4,025,421

Hotels — 0.1%
2,661	Starwood Hotels & Resorts Worldwide, Inc.	152,129

Hotels, Restaurants & Leisure — 1.3%
5,277	Carnival Corp.	263,744
1,643	Darden Restaurants, Inc.	49,898
2,245	Harrah’s Entertainment, Inc.	146,351
4,006	Hilton Hotels Corp.	89,414
4,170	International Game Technology	112,590
2,093	Marriott International, Inc., Class A	131,859
15,284	McDonald’s Corp.	511,861
4,698	Starbucks Corp. (a)	235,370
1,412	Wendy’s International, Inc.	63,752
3,490	Yum! Brands, Inc.	168,951

		1,773,790

Household Durables — 0.7%
984	Black & Decker Corp.	80,777
1,569	Centex Corp.	101,326
3,328	D.R. Horton, Inc.	120,540
1,785	Fortune Brands, Inc.	145,174
948	KB Home	69,394
2,306	Leggett & Platt, Inc.	46,581
977	Maytag Corp.	17,840
3,366	Newell Rubbermaid, Inc.	76,240
2,623	Pulte Homes, Inc.	112,579
707	Snap-On, Inc.	25,537
887	Stanley Works (The)	41,405
817	Whirlpool Corp.	61,904

		899,297

Household Products — 1.9%
1,855	Clorox Co.	103,027
6,351	Colgate-Palmolive Co.	335,269
5,824	Kimberly-Clark Corp.	346,703
31,217	Procter & Gamble Co.	1,856,163

		2,641,162

Industrial Conglomerates — 4.3%
9,354	3M Co.	686,210
129,614	General Electric Co.	4,364,103
1,636	Textron, Inc.	117,334

Shares	Security Description	Value

24,746	Tyco International Ltd. (Bermuda)	689,176

		5,856,823

Insurance — 4.5%
3,526	ACE Ltd. (Cayman Islands)	165,969
6,134	Aflac, Inc. (m)	277,870
8,030	Allstate Corp. (The)	443,979
1,298	AMBAC Financial Group, Inc.	93,534
31,730	American International Group, Inc.	1,965,991
3,895	AON Corp.	124,952
2,425	Chubb Corp.	217,159
2,137	Cincinnati Financial Corp.	89,519
3,662	Hartford Financial Services Group, Inc.	282,597
1,648	Jefferson-Pilot Corp.	84,328
2,109	Lincoln National Corp.	109,710
1,658	Loews Corp.	153,216
6,544	Marsh & McLennan Cos., Inc.	198,872
1,639	MBIA, Inc.	99,356
9,249	Metlife, Inc.	460,878
2,411	Progressive Corp. (The)	252,600
6,272	Prudential Financial, Inc.	423,736
1,530	Safeco Corp.	81,671
8,258	St. Paul Travelers Cos., Inc. (The)	370,536
1,276	Torchmark Corp.	67,411
3,642	UnumProvident Corp.	74,661
1,716	XL Capital Ltd. (Cayman Islands), Class A	116,740

		6,155,285

Internet & Catalog Retail — 0.4%
13,574	eBay, Inc. (a)	559,249

Internet Software & Services — 0.4%
15,332	Yahoo!, Inc. (a)	518,835

Investment Company — 0.3%
2,980	S&P500 Depositary Receipts	366,182

IT Services — 1.0%
1,536	Affiliated Computer Services, Inc., Class A (a)	83,865
7,094	Automatic Data Processing, Inc.	305,326
2,259	Computer Sciences Corp. (a)	106,873
1,712	Convergys Corp. (a)	24,601
6,345	Electronic Data Systems Corp.	142,382
9,434	First Data Corp.	377,360
2,300	Fiserv, Inc. (a)	105,501
4,072	Paychex, Inc.	150,990
1,603	Sabre Holdings Corp., Class A	32,509
4,164	Unisys Corp. (a)	27,649

		1,357,056

Leisure Equipment & Products — 0.2%
1,189	Brunswick Corp.	44,861
3,512	Eastman Kodak Co.	85,447
2,189	Hasbro, Inc.	43,014
4,935	Mattel, Inc.	82,316

		255,638

Shares	Security Description	Value

Machinery — 1.4%
8,274	Caterpillar, Inc.	486,097
569	Cummins, Inc.	50,066
2,905	Danaher Corp.	156,376
2,949	Deere & Co.	180,479
2,476	Dover Corp.	100,996
1,803	Eaton Corp.	114,581
2,552	Illinois Tool Works, Inc.	210,106
4,124	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	157,661
1,134	ITT Industries, Inc.	128,822
754	Navistar International Corp. (a)	24,452
2,096	PACCAR, Inc.	142,297
1,521	Pall Corp.	41,828
1,463	Parker-Hannifin Corp.	94,086

		1,887,847

Media — 3.5%
6,635	Clear Channel Communications, Inc.	218,225
26,850	Comcast Corp., Class A (a)	788,853
720	Dow Jones & Co., Inc.	27,497
2,984	Gannett Co., Inc.	205,389
5,171	Interpublic Group of Cos., Inc. (a)	60,190
849	Knight Ridder, Inc.	49,819
4,571	McGraw-Hill Cos., Inc. (The)	219,591
512	Meredith Corp.	25,544
1,777	New York Times Co., Class A	52,866
29,951	News Corp., Class A	466,936
2,226	Omnicom Group, Inc.	186,160
57,395	Time Warner, Inc.	1,039,424
3,242	Tribune Co.	109,871
2,815	Univision Communications, Inc., Class A (a)	74,682
19,384	Viacom, Inc., Class B	639,866
24,578	Walt Disney Co.	593,067

		4,757,980

Metals & Mining — 0.7%
10,667	Alcoa, Inc.	260,488
1,028	Allegheny Technologies, Inc.	31,848
2,169	Freeport-McMoRan Copper & Gold, Inc., Class B	105,392
5,455	Newmont Mining Corp.	257,312
1,910	Nucor Corp.	112,671
1,185	Phelps Dodge Corp.	153,967
1,397	United States Steel Corp.	59,163

		980,841

Multi-Utilities — 1.0%
7,987	AES Corp. (The) (a) (m)	131,226
6,944	Calpine Corp. (a)	17,985
2,681	CMS Energy Corp. (a)	44,103
2,176	Constellation Energy Group, Inc.	134,042
4,167	Dominion Resources, Inc.	358,945
11,327	Duke Energy Corp.	330,409
3,502	Dynegy, Inc., Class A (a)	16,494

Shares	Security Description	Value

2,922	Public Service Enterprise Group, Inc.	188,060
3,132	Sempra Energy	147,392

		1,368,656

Multiline Retail — 1.1%
1,392	Big Lots, Inc. (a)	15,298
787	Dillards, Inc., Class A	16,433
3,925	Dollar General Corp.	71,984
2,016	Family Dollar Stores, Inc.	40,058
3,242	Federated Department Stores, Inc.	216,792
3,061	J.C. Penney Co., Inc.	145,153
4,215	Kohl’s Corp. (a)	211,509
2,708	Nordstrom, Inc.	92,938
1,250	Sears Holdings Corp. (a)	155,525
10,816	Target Corp.	561,675

		1,527,365

Office Electronics — 0.1%
11,732	Xerox Corp. (a)	160,142

Oil, Gas & Consumable Fuels — 8.5%
977	Amerada Hess Corp.	134,337
2,889	Anadarko Petroleum Corp.	276,622
4,021	Apache Corp.	302,460
4,659	Burlington Resources, Inc.	378,870
27,534	Chevron Corp.	1,782,276
17,019	ConocoPhillips	1,189,798
5,542	Devon Energy Corp.	380,403
8,061	El Paso Corp.	112,048
2,936	EOG Resources, Inc.	219,906
77,092	Exxon Mobil Corp.	4,898,426
1,410	Kerr-McGee Corp.	136,925
1,168	Kinder Morgan, Inc.	112,315
4,478	Marathon Oil Corp.	308,669
2,007	Murphy Oil Corp.	100,089
4,889	Occidental Petroleum Corp.	417,667
1,671	Sunoco, Inc.	130,672
3,736	Valero Energy Corp.	422,392
6,996	Williams Cos., Inc.	175,250
4,418	XTO Energy, Inc.	200,224

		11,679,349

Paper & Forest Products — 0.4%
3,181	Georgia-Pacific Corp.	108,345
5,997	International Paper Co.	178,710
1,356	Louisiana-Pacific Corp.	37,548
2,249	MeadWestvaco Corp.	62,117
2,996	Weyerhaeuser Co.	205,975

		592,695

Personal Products — 0.6%
922	Alberto-Culver Co.	41,260
5,756	Avon Products, Inc.	155,412
11,076	Gillette Co. (The)	644,623

		841,295

Shares	Security Description	Value

Pharmaceuticals — 6.6%
19,005	Abbott Laboratories (m)	805,812
1,599	Allergan, Inc.	146,500
23,914	Bristol-Myers Squibb Co.	575,371
13,863	Eli Lilly & Co.	741,948
4,156	Forest Laboratories, Inc. (a)	161,959
36,371	Johnson & Johnson	2,301,557
2,955	King Pharmaceuticals, Inc. (a)	45,448
26,845	Merck & Co., Inc.	730,452
2,673	Mylan Laboratories, Inc.	51,482
90,118	Pfizer, Inc.	2,250,247
18,052	Schering-Plough Corp.	379,995
1,275	Watson Pharmaceuticals, Inc. (a)	46,678
16,398	Wyeth	758,735

		8,996,184

Real Estate — 0.7%
1,167	Apartment Investment & Management Co. REIT	45,256
2,589	Archstone-Smith Trust REIT	103,223
5,020	Equity Office Properties Trust REIT	164,204
3,511	Equity Residential REIT	132,891
2,249	Plum Creek Timber Co., Inc. REIT	85,260
3,021	Prologis REIT	133,861
1,010	Public Storage, Inc. REIT	67,670
2,238	Simon Property Group, Inc. REIT	165,881
1,441	Vornado Realty Trust REIT	124,819

		1,023,065

Road & Rail — 0.6%
4,566	Burlington Northern Santa Fe Corp.	273,047
2,652	CSX Corp.	123,265
4,946	Norfolk Southern Corp.	200,610
3,225	Union Pacific Corp.	231,232

		828,154

Semiconductors & Semiconductor Equipment — 3.3%
4,871	Advanced Micro Devices, Inc. (a)	122,749
4,555	Altera Corp. (a)	87,046
4,553	Analog Devices, Inc.	169,098
19,838	Applied Materials, Inc.	336,452
3,733	Applied Micro Circuits Corp. (a)	11,199
3,456	Broadcom Corp., Class A (a)	162,121
4,953	Freescale Semiconductor, Inc., Class B (a)	116,792
74,498	Intel Corp.	1,836,376
2,416	KLA-Tencor Corp.	117,804
3,751	Linear Technology Corp.	141,000
4,777	LSI Logic Corp. (a)	47,053
4,009	Maxim Integrated Products, Inc.	170,984
7,533	Micron Technology, Inc. (a)	100,189
4,197	National Semiconductor Corp.	110,381
1,694	Novellus Systems, Inc. (a)	42,486
2,063	Nvidia Corp. (a)	70,720
2,227	PMC-Sierra, Inc. (a)	19,620

Shares	Security Description	Value

2,406	Teradyne, Inc. (a)	39,699
19,844	Texas Instruments, Inc.	672,712
4,273	Xilinx, Inc.	119,003

		4,493,484

Software — 3.6%
6,010	Adobe Systems, Inc.	179,398
2,792	Autodesk, Inc.	129,660
2,665	BMC Software, Inc. (a)	56,232
2,083	Citrix Systems, Inc. (a)	52,367
5,665	Computer Associates International, Inc.	157,544
4,745	Compuware Corp. (a)	45,078
3,711	Electronic Arts, Inc. (a)	211,119
2,215	Intuit, Inc. (a)	99,254
1,059	Mercury Interactive Corp. (a)	41,936
112,644	Microsoft Corp.	2,898,330
4,669	Novell, Inc. (a)	34,784
46,111	Oracle Corp. (a)	571,315
3,329	Parametric Technology Corp. (a)	23,203
6,387	Siebel Systems, Inc.	65,978
14,646	Symantec Corp. (a)	331,878

		4,898,076

Specialty Retail — 2.2%
2,205	Autonation, Inc. (a)	44,034
680	AutoZone, Inc. (a)	56,610
3,616	Bed Bath & Beyond, Inc. (a)	145,291
4,949	Best Buy Co., Inc.	215,430
2,011	Circuit City Stores, Inc.	34,509
7,085	Gap, Inc. (The)	123,491
26,169	Home Depot, Inc.	998,086
4,268	Limited Brands, Inc.	87,195
9,533	Lowe’s Cos., Inc.	613,925
3,868	Office Depot, Inc. (a)	114,880
865	OfficeMax, Inc.	27,395
1,642	RadioShack Corp.	40,722
1,392	Sherwin-Williams Co. (The)	61,345
8,985	Staples, Inc.	191,560
1,742	Tiffany & Co.	69,279
5,696	TJX Cos., Inc.	116,654

		2,940,406

Textiles, Apparel & Luxury Goods — 0.4%
4,647	Coach, Inc. (a)	145,730
1,448	Jones Apparel Group, Inc.	41,268
1,312	Liz Claiborne, Inc.	51,588
2,336	Nike, Inc., Class B	190,804
642	Reebok International Ltd.	36,318
1,092	V.F. Corp.	63,303

		529,011

Thrifts & Mortgage Finance — 1.5%
7,270	Countrywide Financial Corp.	239,765
11,834	Fannie Mae	530,400

	Shares	Security Description	Value

	8,449	Freddie Mac	477,030
	3,124	Golden West Financial Corp.	185,534
	1,138	MGIC Investment Corp.	73,060
	4,422	Sovereign Bancorp, Inc.	97,461
	10,754	Washington Mutual, Inc.	421,772

			2,025,022

Tobacco — 1.5%
	25,376	Altria Group, Inc.	1,870,465
	1,045	Reynolds American, Inc.	86,756
	2,010	UST, Inc.	84,138

			2,041,359

Trading Companies & Distributors — 0.0% (g)
	926	Grainger (W.W.), Inc.	58,264

		Total Long-Term Investments (Cost $135,705,348)	135,943,069

Short-Term Investment — 0.1%
Investment Company — 0.0% (g)
55,450		JPMorgan Liquid Assets Money Market Fund (b) (m)	55,450

Principal Amount
US Treasury — 0.1%
$75,000	U.S. Treasury Bills, 3.32%, 11/3/05 (k) (m) (n)	74,799

	Total Short-Term Investments (Cost $130,223)	130,249

Investments of Cash Collateral for Securities Loaned — 6.9%
Corporate Notes — 0.3%
37,542	CC USA, Inc., FRN, 4.11%, 10/03/05	37,542
37,551	Citigroup Global Markets Holding, Inc., FRN, 3.94%, 12/12/05	37,551
75,103	General Electric Co., FRN, 3.70%, 10/24/05	75,103
37,551	Lehman Brothers Holdings, FRN, 4.02%, 10/03/05	37,551
56,327	MBIA Global Funding LLC, FRN, 3.93%, 10/26/05	56,327
56,315	Sigma Finance, Inc., FRN, 4.10%, 10/03/05	56,315
37,551	Wells Fargo & Co., FRN, 4.07%, 10/03/05	37,551

		337,940

Repurchase Agreements — 6.6%
	Banc of America Securities LLC, 3.95%, dated 9/30/05 due
	10/03/05, repurchase price $1,600,527, collateralized by
1,600,000	U.S. Government Agency Mortgages	1,600,000
	Barclays Capital, 3.87%, dated 9/30/05, due 10/03/05,
	repurchase price $1,600,516, collateralized by U.S.
1,600,000	Government Agency Mortgages	1,600,000
	HSBC Securities, Inc., 3.88%, dated 9/30/05, due 10/03/05,
	repurchase price $1,600,517, collateralized by U.S.
1,600,000	Government Agency Mortgages	1,600,000
	Lehman Brothers, Inc., 3.88%, dated 9/30/05, due 10/03/05,
	repurchase price $1,600,517, collateralized by U.S.
1,600,000	Government Agency Mortgages	1,600,000
	Merrill Lynch Securities, 3.88%, dated 9/30/05, due
	10/03/05, repurchase price $1,028,634, collateralized by
1,028,302	U.S. Government Agency Mortgages	1,028,302

Principal Amount
	Morgan Stanley, 3.96%, dated 9/30/05, due 10/03/05,
	repurchase price $1,600,528, collateralized by U.S.
1,600,000	Government Agency Mortgages	1,600,000

		9,028,302

	Total Investments of Cash Collateral for Securities Loaned (Cost $9,366,243)	9,366,242

Total Investments — 106.4% (Cost $145,201,814)		145,439,560
Liabilities in Excess of Other Assets — (6.4)%		(8,687,843)

Net Assets — 100.0%		$136,751,717

Percentages indicated are based on net assets.
Abbreviations:
(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisor Inc.
(d) Investment in affiliate.
(g) Amount rounds to less than 0.1%
(k) Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m) All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(n) The rate shown is the effective yield at the date of purchase.
FRN Floating Rate Note
REIT Real Estate Investment Trust
Futures Contracts

			Notional Value	Unrealized
			at 09/30/05	Appreciation
Number of Contracts	Description	Expiration Date	(USD)	(USD)

12	S&P500 Index	December, 2005	$740,550	$65

As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,714,458
Aggregate gross unrealized depreciation	(26,476,712)

Net unrealized appreciation/depreciation	$237,746

Federal income tax cost of investments	$145,201,814

JPMorgan Investment Trust Government Bond Portfolio
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)

Principal Amount	Security Description	Value

Long-Term Investments — 98.4%
Collateralized Mortgage Obligations — 46.3%
Agency CMO — 46.3%
	Federal Home Loan Mortgage Corp.
$127,554	Series 1561, Class TA, PO, 08/15/08	$122,636
315,124	Series 1343, Class LA, 8.00%, 08/15/22	324,622
416,774	Series 1577, Class PV, 6.50%, 09/15/23	426,673
1,463,360	Series 1584, Class L, 6.50%, 09/15/23	1,506,865
87,079	Series 1604, Class MB, IF, 10.46%, 11/15/08	89,978
85,977	Series 1625, Class SC, IF, 10.74%, 12/15/08	91,872
826,770	Series 1633, Class Z, 6.50%, 12/15/23	860,038
201,000	Series 1694, Class PK, 6.50%, 03/15/24	212,329
238,419	Series 1985, Class PL, 6.50%, 10/17/26 (m)	240,570
641,457	Series 1999, Class PU, 7.00%, 10/15/27	663,808
1,212,330	Series 2031, Class PG, 7.00%, 02/15/28 (m)	1,258,469
981,146	Series 2035, Class PC, 6.95%, 03/15/28	1,019,738
18,689	Series 2091, Class PF, 6.00%, 02/15/27 (m)	18,664
750,000	Series 2095, Class PE, 6.00%, 11/15/28	771,079
236,831	Series 2132, Class PD, 6.00%, 11/15/27	239,304
2,598	Series 2137, Class TM, 6.50%, 01/15/28	2,595
13,978	Series 2165, Class PD, 6.00%, 02/15/28	14,070
322,104	Series 2170, Class PE, 6.00%, 08/15/13	322,906
361,307	Series 2178, Class PB, 7.00%, 08/15/29	373,903
309,876	Series 2259, Class ZC, 7.35%, 10/15/30	323,689
1,015,319	Series 2345, Class PQ, 6.50%, 08/15/16	1,050,019
627,011	Series 2366, Class VG, 6.00%, 06/15/11	636,278
1,000,000	Series 2367, Class ME, 6.50%, 10/15/31	1,046,421
122,565	Series 2390, Class DO, PO, 12/15/31	105,049
883,000	Series 2527, Class BP, 5.00%, 11/15/17	881,867
5,000,000	Series 2543, Class YX, 6.00%, 12/15/32 (m)	5,152,564
3,230,000	Series 2578, Class PG, 5.00%, 02/15/18	3,219,333
2,000,000	Series 2626, Class KA, 3.00%, 03/15/30	1,897,827
650,000	Series 2631, Class TE, 4.50%, 02/15/28	630,697
968,107	Series 2647, Class A, 3.25%, 04/15/32	905,930
2,755,526	Series 2651, Class VZ, 4.50%, 07/15/18	2,624,692
2,438,000	Series 2656, Class BG, 5.00%, 10/15/32	2,407,569
410,000	Series 2682, Class LC, 4.50%, 07/15/32	395,065
2,500,000	Series 2684, Class PD, 5.00%, 03/15/29	2,494,895
1,250,000	Series 2749, Class TD, 5.00%, 06/15/21	1,244,147
650,000	Series 2773, Class TB, 4.00%, 04/15/19	596,961
625,000	Series 2827, Class DG, 4.50%, 07/15/19	599,103
1,200,000	Series 2827, Class TC, 5.00%, 10/15/28	1,201,361
972,518	Series 2927, Class GA, 5.50%, 10/15/34	985,882
1,250,000	Series 2929, Class PC, 5.00%, 01/15/28	1,244,820
1,150,834	Series R001, Class AE, 4.38%, 04/15/15	1,132,333
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities

Principal Amount	Security Description	Value

1,188,934	Series T-54, Class 2A, 6.50%, 02/25/43	1,221,331
685,231	Series T-56, Class A, PO, 05/25/43	578,586
	Federal National Mortgage Association
48,212	Series 1988-16, Class B, 9.50%, 06/25/18	52,234
191,913	Series 1993-146, Class E, PO, 05/25/23	166,852
245,000	Series 1993-155, Class PJ, 7.00%, 09/25/23	260,126
102,912	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	105,866
29,378	Series 1993-205, Class H, PO, 09/25/23	25,411
294,071	Series 1993-221, Class SG, IF, 6.91%, 12/25/08	302,664
1,713,513	Series 1993-223, Class PZ, 6.50%, 12/25/23	1,832,093
1,002,026	Series 1993-250, Class Z, 7.00%, 12/25/23	1,033,790
420,892	Series 1994-12, Class C, 6.25%, 01/25/09	423,862
36,731	Series 1994-13, Class SM, IF, 15.70%, 02/25/09	40,462
500,000	Series 1994-28, Class K, 6.50%, 08/25/23	507,034
1,400,000	Series 1994-37, Class L, 6.50%, 03/25/24	1,446,950
6,388,638	Series 1994-72, Class K, 6.00%, 04/25/24	6,606,181
48,617	Series 1994-76, Class H, 5.00%, 02/25/24	48,685
253,222	Series 1998-37, Class VB, 6.00%, 01/17/13	253,842
278,914	Series 1998-46, Class GZ, 6.50%, 08/18/28	286,852
694,586	Series 1998-58, Class PC, 6.50%, 10/25/28	718,362
1,405,167	Series 1999-39, Class JH, IO, 6.50%, 08/25/29	255,890
695,605	Series 2001-4, Class PC, 7.00%, 03/25/21	726,887
2,120,140	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	407,912
627,452	Series 2002-2, Class UC, 6.00%, 02/25/17	639,089
2,000,000	Series 2002-18, Class PC, 5.50%, 04/25/17	2,045,438
2,000,000	Series 2003-35, Class MD, 5.00%, 11/25/16	1,999,507
3,000,000	Series 2003-35, Class ME, 5.00%, 05/25/18 (m)	2,996,627
1,250,000	Series 2003-70, Class BE, 3.50%, 12/25/25	1,196,312
3,600,000	Series 2003-81, Class MC, 5.00%, 12/25/32	3,555,075
600,000	Series 2003-82, Class VB, 5.50%, 08/25/33	600,909
2,901,667	Series 2003-128, Class DY, 4.50%, 01/25/24	2,728,440
1,850,000	Series 2004-2, Class OE, 5.00%, 05/25/23	1,832,680
1,518,827	Series 2004-75, Class VK, 4.50%, 09/25/22	1,464,467
118,741	Series G92-44, Class ZQ, 8.00%, 07/25/22	126,951
50,475	Series G92-66, Class KA, 6.00%, 12/25/22	51,082
	Federal National Mortgage Association Whole Loan
1,083,300	Series 1999-W4, Class A9, 6.25%, 02/25/29	1,100,523
2,000,000	Series 2002-W7, Class A4, 6.00%, 06/25/29	2,041,959
1,134,166	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	1,167,559
1,004,092	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	1,026,255
	Government National Mortgage Association
300,000	Series 1996-6, Class PK, 6.50%, 09/16/25	307,576
8,086	Series 1997-19, Class PJ, 6.50%, 06/20/27 (m)	8,073

Principal Amount	Security Description	Value

549,942	Series 1998-22, Class PD, 6.50%, 09/20/28	567,255
175,926	Series 1999-17, Class L, 6.00%, 05/20/29	179,691
1,309,495	Series 2001-6, Class PM, 6.50%, 06/16/30	1,329,090
2,500,000	Series 2001-10, Class PE, 6.50%, 03/16/31 (m)	2,623,720
1,000,000	Series 2001-64, Class PB, 6.50%, 12/20/31	1,051,854
7,198,378	Series 2003-59, Class XA, IO, 0.63%, 06/16/34	631,493
2,759,774	Series 2003-75, Class BE, 6.00%, 04/16/28	2,831,379
1,849,949	Series 2004-62, Class VA, 5.50%, 07/20/15	1,878,638

	Total Collateralized Mortgage Obligations
	(Cost $91,977,994)	92,620,135

U.S. Government Agency Mortgages — 13.7%
	Federal Home Loan Mortgage Corp. Gold Pools
549,849	5.00%, 12/01/13 - 04/01/14	549,902
199,888	5.50%, 03/01/14	203,105
432,524	6.00%, 04/01/14 - 02/01/32	441,481
2,273,908	6.50%, 06/01/14 - 04/01/32	2,343,252
73,002	7.00%, 02/01/11	76,226
198,526	7.50%, 09/01/10	206,332
34,893	8.50%, 12/01/09 - 07/01/28	37,734
	Federal Home Loan Mortgage Corp. Pools
376,354	ARM, 4.78%, 01/01/27	385,924
129,734	ARM, 4.95%, 04/01/30	132,832
64,462	9.00%, 12/01/09	65,631
	Federal National Mortgage Association Pools
4,772,051	5.00%, 11/01/13 - 11/01/33	4,708,453
8,667,429	5.50%, 11/01/16 - 01/01/34	8,687,833
2,825,163	6.00%, 04/01/13 - 09/01/28	2,890,866
807,252	6.50%, 11/01/11 - 05/01/26	837,150
230,863	7.50%, 02/01/13 - 08/01/30	242,904
729,728	8.00%, 11/01/12 - 01/01/16	780,206
	Government National Mortgage Association Pools
20,944	ARM, 3.75%, 07/20/27	21,273
1,250,538	ARM, 4.50%, 07/20/34	1,226,575
2,961,026	ARM, 4.50%, 09/20/34	2,952,272
52,675	6.50%, 03/15/28 - 09/15/28	54,928
106,132	7.00%, 12/15/25 - 06/15/28	111,784
65,399	7.50%, 05/15/23 - 12/20/26	69,731
83,814	7.75%, 07/15/30	89,185
308,841	8.00%, 11/20/26 - 10/15/27	329,924
24,478	9.00%, 11/15/24	26,786

	Total U.S. Government Agency Mortgages
	(Cost $27,500,340)	27,472,289

Principal Amount	Security Description	Value

U.S. Government Agency Securities — 13.3%
	Federal Farm Credit Bank
1,500,000	6.75%, 07/07/09	1,621,410
	Federal Home Loan Bank System
4,500,000	5.75%, 08/15/11	4,764,676
1,000,000	5.90%, 03/26/09	1,044,003
	Federal National Mortgage Association Interest STRIPS
6,000,000	PO, 09/23/20	2,839,392
	Financing Corp. STRIPS
8,000,000	PO, 12/06/18	4,241,512
2,000,000	PO, 11/02/18	1,066,122
3,000,000	PO, 10/09/19	1,438,935
630,000	PO, 03/23/28	205,415
	Resolution Funding Corp. Interest STRIPS
975,000	PO, 10/15/08	859,068
1,000,000	PO, 10/15/17	566,864
2,000,000	PO, 01/15/20	1,007,304
4,000,000	PO, 07/15/20	1,969,656
	Tennessee Valley Authority
5,000,000	Zero Coupon, 07/15/16	2,948,500
2,000,000	6.00%, 03/15/13	2,176,332

	Total U.S. Government Agency Securities
	(Cost $23,671,525)	26,749,189

U.S. Treasury Obligations — 25.1%
	U.S. Treasury Bonds
650,000	6.13%, 11/15/27	784,291
2,700,000	7.25%, 05/15/16	3,340,089
1,250,000	8.13%, 08/15/19	1,706,591
2,000,000	9.13%, 05/15/18	2,884,922
2,800,000	10.38%, 11/15/12	3,148,032
	U.S. Treasury Inflation Indexed Bonds
561,535	3.50%, 01/15/11	618,456
6,049,500	3.63%, 01/15/08	6,403,493
	U.S. Treasury Notes
2,250,000	4.25%, 08/15/13	2,242,264
2,500,000	5.00%, 08/15/11	2,597,755
200,000	6.00%, 08/15/09	212,695
7,000,000	6.13%, 08/15/07	7,244,181
1,000,000	6.88%, 05/15/06	1,016,953
	U.S. Treasury STRIPS
4,000,000	PO, 11/15/2009	3,357,016
2,500,000	PO, 08/15/2014	1,693,703

Principal Amount	Security Description	Value

2,000,000	PO, 11/15/2014	1,338,974
1,750,000	PO, 02/15/2015	1,156,659
500,000	PO, 05/15/2015	327,766
750,000	PO, 08/15/2015	484,406
3,400,000	PO, 11/15/2015	2,167,493
15,000,000	PO, 05/15/2020	7,639,245

	Total U.S. Treasury Obligations
	(Cost $47,746,963)	50,364,984

	Total Long-Term Investments
	(Cost $190,896,822)	197,206,597

Short-Term Investment — 1.5%	Shares

Investment Company — 1.5%
	3,016,638	JPMorgan U.S. Government Money Market Fund (b)
		(Cost $3,016,638)	3,016,638

Principal Amount
Investments of Cash Collateral for Securities Loaned — 10.6%
Repurchase Agreements — 10.6%
$4,249,329	Banc of America Securities LLC., 3.95%, dated 9/30/05, due 10/03/05, repurchase price $4,250,728 collateralized by U.S. Government Agency Mortgages.	4,249,329
4,300,000	Barclays Capital, 3.97%, dated 9/30/05, due 10/03/05, repurchase price $4,301,423 collateralized by U.S. Government Agency Mortgages.	4,300,000
4,200,000	Merrill Lynch, 3.88%, dated 9/30/05, due 10/03/05, repurchase price $4,201,358 collateralized by U.S. Government Agency Securities.	4,200,000
4,300,000	Morgan Stanley, 3.96%, dated 9/30/05, due 10/03/05, repurchase price $4,301,419 collateralized by U.S. Government Agency Mortgages.	4,300,000
4,200,000	UBS Securities LLC, 3.90%, dated 9/30/05, due 10/03/05, repurchase price $4,201,365 collateralized by U.S. Government Agency Securities.	4,200,000

	Total Investments of Cash Collateral for Securities Loaned (Cost $21,249,329)	21,249,329

Principal Amount
Total Investments — 110.5%
(Cost $215,162,789)	$221,472,564
Liabilities in Excess of Other Assets — (10.5)%	(21,004,496)

Net Assets — 100.0%	$200,468,068

Percentages indicated are based on net assets.
Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage

CMO	Collateralized Mortgage Obligation

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the generally higher than prevailing market underlying pool. The yields on these securities are yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and principal securities.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,949,638
Aggregate gross unrealized depreciation	(1,639,863)

Net unrealized appreciation/depreciation	$6,309,775

Federal income tax cost of investments	$215,162,789

JPMorgan Investment Trust Large Cap Growth Portfolio
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)

Shares	Security Description	Value

Long-Term Investments — 97.8%
Common Stocks — 97.8%
Aerospace & Defense — 3.7%
5,656,200	Boeing Co.	$3,818,790
1,918,710	General Dynamics Corp.	2,236,781
3,232,300	Lockheed Martin Corp.	1,971,592

		8,027,163

Air Freight & Logistics — 1.0%
4,039,600	Expeditors International of Washington, Inc.	2,248,488

Biotechnology — 5.1%
5,959,434	Amgen, Inc. (a)	4,735,107
3,837,740	Genentech, Inc. (a)	3,178,085
3,433,600	Gilead Sciences, Inc. (a)	1,638,336
4,747,110	MedImmune, Inc. (a)	1,585,252

		11,136,780

Capital Markets — 0.8%
2,222,200	Franklin Resources, Inc.	1,863,912

Chemicals — 0.8%
3,837,620	Praxair, Inc.	1,803,127

Commercial Services & Supplies — 2.3%
1,616,000	Apollo Group, Inc., Class A (a)	1,062,240
2,019,800	Corporate Executive Board Co.	1,544,004
3,029,980	Education Management Corp. (a)	966,555
4,040,300	Robert Half International, Inc.	1,434,277

		5,007,076

Communications Equipment — 6.9%
134,133,800	Cisco Systems, Inc. (a)	2,399,034
192,192,450	Corning, Inc. (a)	3,720,058
6,666,000	Juniper Networks, Inc. (a)	1,570,140
113,112,820	Motorola, Inc.	2,492,194
9,797,180	QUALCOMM, Inc.	4,348,805
109,600	Research In Motion Ltd. (Canada) (a)	656,640

		15,186,871

Computers & Peripherals — 4.3%
6,161,000	Apple Computer, Inc. (a)	3,270,210
139,139,290	Dell, Inc. (a)	4,763,718
116,115,600	EMC Corp. (a)	1,495,864

		9,529,792

Diversified Financial Services — 3.0%
1,111,170	Chicago Mercantile Exchange Holdings, Inc.	3,767,641
4,342,504	Lazard Ltd., Class A (Bermuda)	1,075,351
3,332,900	Moody’s Corp.	1,680,532

		6,523,524

Diversified Telecommunication Services — 0.9%
8,786,895	Sprint Corp.	2,066,363

Shares	Security Description	Value

Electrical Equipment — 0.8%
4,444,100	Roper Industries, Inc.	1,732,689

Electronic Equipment & Instruments — 0.0%
21,779	Symbol Technologies, Inc.	17,221

Energy Equipment & Services — 1.2%
87,700	Schlumberger Ltd. (Netherlands)	649,726
5,958,840	Smith International, Inc.	1,959,960

		2,609,686

Food & Staples Retailing — 2.4%
2,524,600	Costco Wholesale Corp.	1,060,014
117,116,600	CVS Corp.	3,382,566
2,626,400	Sysco Corp.	828,168

		5,270,748

Health Care Equipment & Supplies — 3.1%
1,211,600	Bausch & Lomb, Inc.	935,888
2,524,500	Fisher Scientific International, Inc. (a)	1,520,225
1,211,870	Guidant Corp.	817,724
5,353,100	Medtronic, Inc.	2,847,222
98,600	Zimmer Holdings, Inc. (a)	592,454

		6,713,513

Health Care Providers & Services — 7.6%
2,423,500	Aetna, Inc.	2,024,290
3,838,400	DaVita, Inc. (a)	1,769,088
6,463,500	HCA, Inc.	3,042,920
3,636,200	Laboratory Corp. of America Holdings (a)	1,763,302
4,949,400	Medco Health Solutions, Inc. (a)	2,708,602
9,897,540	UnitedHealth Group, Inc.	5,481,748

		16,789,950

Hotels, Restaurants & Leisure — 2.4%
4,848,200	Carnival Corp.	2,409,036
4,544,500	Marriott International, Inc., Class A	2,803,500

		5,212,536

Household Durables — 0.9%
4,646,400	Toll Brothers, Inc. (a)	2,072,688

Household Products — 3.1%
114,113,690	Procter & Gamble Co.	6,760,007

Industrial Conglomerates — 4.0%
259,259,000	General Electric Co.	8,720,530

Insurance — 0.7%
2,423,500	Prudential Financial, Inc.	1,587,660

Internet & Catalog Retail — 0.7%
3,837,780	eBay, Inc. (a)	1,556,536

Internet Software & Services — 3.4%
1,413,850	Google, Inc., Class A (a)	4,382,971
4,646,400	VeriSign, Inc. (a)	991,568
5,959,100	Yahoo!, Inc. (a)	1,999,944

		7,374,483

Shares	Security Description	Value

IT Services — 4.0%
3,131,420	Affiliated Computer Services, Inc., Class A (a)	1,715,532
6,565,200	Automatic Data Processing, Inc.	2,806,208
5,554,800	Cognizant Technology Solutions Corp., Class A (a)	2,553,132
4,847,700	Iron Mountain, Inc. (a)	1,750,590

		8,825,462

Machinery — 0.6%
2,423,900	Danaher Corp.	1,286,537

Media — 1.5%
1,817,900	Getty Images, Inc. (a)	1,540,116
4,646,100	XM Satellite Radio Holdings, Inc., Class A (a)	1,655,451

		3,195,567

Metals & Mining — 0.4%
2,019,600	United States Steel Corp.	830,060

Multiline Retail — 2.3%
3,939,200	Kohl’s Corp. (a)	1,967,056
5,858,100	Target Corp.	3,017,133

		4,984,189

Oil, Gas & Consumable Fuels — 3.7%
4,241,500	EOG Resources, Inc.	3,108,350
5,151,400	Newfield Exploration Co. (a)	2,523,740
2,222,400	Valero Energy Corp.	2,532,544

		8,164,634

Personal Products — 1.3%
5,049,870	Gillette Co. (The)	2,902,434

Pharmaceuticals — 6.1%
6,261,900	Abbott Laboratories	2,624,560
106,105,600	Johnson & Johnson	6,682,368
2,525,300	Sepracor, Inc. (a)	1,492,447
5,655,500	Wyeth	2,567,985

		13,367,360

Road & Rail — 0.6%
2,323,400	Burlington Northern Santa Fe Corp.	1,399,320

Semiconductors — 1.0%
4,646,400	Marvell Technology Group Ltd. (Bermuda) (a)	2,139,504

Semiconductors & Semiconductor Equipment — 3.4%
7,171,200	Altera Corp. (a)	1,360,632
1,919,230	Analog Devices, Inc.	714,202
145,144,720	Intel Corp.	3,567,348
1,313,400	KLA-Tencor Corp.	653,384
3,030,400	Linear Technology Corp.	1,142,736
1	Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan), ADR	9

		7,438,311

Software — 5.2%
6,969,200	Adobe Systems, Inc.	2,065,620
5,049,800	Autodesk, Inc.	2,312,712
277,276,700	Microsoft Corp.	7,119,491

		11,497,823

Shares	Security Description	Value

Specialty Retail — 4.4%
2,019,840	Home Depot, Inc.	756,698
8,383,100	Lowe’s Cos., Inc.	5,351,640
3,838,000	Michaels Stores, Inc.	1,256,280
109,109,355	Staples, Inc.	2,331,448

		9,696,066

Textiles, Apparel & Luxury Goods — 0.8%
5,454,400	Coach, Inc. (a)	1,705,984

Tobacco — 1.9%
5,857,700	Altria Group, Inc.	4,253,067

Wireless Telecommunication Services — 1.5%
132,131,900	Crown Castle International Corp. (a)	3,248,697

	Total Long-Term Investments
	(Cost $194,550,071)	214,746,358

Short-Term Investment — 2.1%
Investment Company— 2.1%
4,553,087	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $4,553,087)	4,553,087

Principal Amount

Investments of Cash Collateral for Securities Loaned — 7.0%
Corporate Notes — 1.2%
$184,019	CC USA Inc., 4.11%, 10/03/05	184,019
122,165	Citigroup Global Markets Holdings, Inc. 3.94%, 12/12/05	122,165
999,035	General Electric Co., 3.70%, 10/24/05	999,035
122,165	Lehman Brothers Holdings, 4.02%, 10/03/05	122,165
183,247	MBIA Global Funding LLC., 3.93%, 10/26/05	183,247
749,295	Sigma Finance, Inc., 4.10%, 10/03/05	749,295
184,062	Wells Fargo & Co., 4.07%, 10/03/05	184,063

		2,543,989

Repurchase Agreements— 5.8%
3,000,000	Banc of America Securities LLC, 3.95%, dated 09/30/05, due 10/03/05, repurchase price $3,000,988, collateralized by U.S. Government Agency Mortgages	3,000,000
853,507	Barclays Capital, 3.87%, dated 09/30/05, due 10/03/05, repurchase price $853,782, collateralized by U.S. Government Agency Securities	853,507
3,000,000	Lehman Brothers Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase price $3,000,970, collateralized by U.S. Government Agency Securities	3,000,000
3,000,000	Morgan Stanley, 3.96%, dated 09/30/05, due 10/03/05, repurchase price $3,000,990, collateralized by U.S. Government Agency Mortgages	3,000,000
3,000,000	UBS Securities LLC., 3.90%, dated 09/30/05, due 10/03/05, repurchase price $3,000,975, collateralized by U.S. Government Agency Securities	3,000,000

		12,853,507

	Total Investments of Cash Collateral for Securities Loaned (Cost $15,397,496)	15,397,496

Total Investments — 106.9% (Cost $214,500,654)		$234,696,941
Liabilities in Excess of Other Assets — (6.9)%		(15,094,613)

Net Assets — 100.0%		$219,602,328

Percentages indicated are based on net assets.
Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
ADR	American Depositary Receipt
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,219,548
Aggregate gross unrealized depreciation	(5,023,261)

Net unrealized appreciation/depreciation	$20,196,287

Federal income tax cost of investments	$214,500,654

JPMorgan Investment Trust Mid Cap Growth Portfolio
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)

Shares	Security Description	Value

Long-Term Investments — 100.0%
Common Stocks — 100.0%
Aerospace & Defense — 2.7%
16,100	L-3 Communications Holdings, Inc.	$1,273,027
43,900	Precision Castparts Corp.	2,331,090
29,700	Rockwell Collins, Inc.	1,435,104

		5,039,221

Air Freight & Logistics — 1.0%
29,000	C.H. Robinson Worldwide, Inc.	1,859,480

Airlines — 0.7%
90,350	Southwest Airlines Co.	1,341,698

Biotechnology — 3.3%
20,500	Genzyme Corp. (a)	1,468,620
17,850	Invitrogen Corp. (a)	1,342,855
66,600	MedImmune, Inc. (a)	2,241,090
42,100	Protein Design Labs, Inc. (a)	1,178,800

		6,231,365

Capital Markets — 3.6%
20,500	Affiliated Managers Group, Inc. (a)	1,484,610
95,800	Ameritrade Holding Corp. (a)	2,057,784
47,300	Federated Investors, Inc., Class B	1,571,779
23,800	T. Rowe Price Group, Inc.	1,554,140

		6,668,313

Commercial Banks — 2.5%
59,450	Commerce Bancorp, Inc.	1,824,520
37,400	East-West Bancorp, Inc.	1,273,096
20,750	Zions Bancorp	1,477,608

		4,575,224

Commercial Services & Supplies — 2.2%
31,350	HNI Corp.	1,887,897
57,000	West Corp. (a)	2,131,230

		4,019,127

Communications Equipment — 0.8%
37,300	Scientific-Atlanta, Inc.	1,399,123

Computers & Peripherals — 3.5%
69,300	NCR Corp. (a)	2,211,363
56,050	Network Appliance, Inc. (a)	1,330,627
17,300	SanDisk Corp. (a)	834,725
132,300	Seagate Technology (Cayman Islands) (a)	2,096,955

		6,473,670

Construction & Engineering — 1.1%
29,660	Jacobs Engineering Group, Inc. (a)	1,999,084

Consumer Finance — 0.7%
57,750	AmeriCredit Corp. (a)	1,378,493

Diversified Financial Services — 1.9%
36,900	CIT Group, Inc.	1,667,142
77,787	Lazard Ltd., Class A (Bermuda)	1,968,011

		3,635,153

Electrical Equipment — 0.8%
33,400	Ametek, Inc.	1,435,198

Shares	Security Description	Value

Electronic Equipment & Instruments — 4.4%
82,850	Amphenol Corp., Class A	3,342,169
50,300	Arrow Electronics, Inc. (a)	1,577,408
53,100	Flir Systems, Inc. (a)	1,570,698
56,650	Jabil Circuit, Inc. (a)	1,751,618

		8,241,893

Energy Equipment & Services — 5.7%
36,500	ENSCO International, Inc.	1,700,535
65,000	Grant Prideco, Inc. (a)	2,642,250
30,300	National-Oilwell Varco, Inc. (a)	1,993,740
25,100	Noble Corp. (Cayman Islands)	1,718,346
43,600	Patterson-UTI Energy, Inc.	1,573,088
20,600	Tidewater, Inc.	1,002,602

		10,630,561

Health Care Equipment & Supplies — 2.6%
17,950	Bausch & Lomb, Inc.	1,448,206
29,550	Fisher Scientific International, Inc. (a)	1,833,578
25,600	Millipore Corp. (a)	1,609,984

		4,891,768

Health Care Providers & Services — 9.9%
23,250	Aetna, Inc.	2,002,755
32,311	Caremark Rx, Inc. (a)	1,613,288
22,855	Coventry Health Care, Inc. (a)	1,965,987
69,050	DaVita, Inc. (a)	3,181,133
39,800	LifePoint Hospitals, Inc. (a)	1,740,454
46,350	Manor Care, Inc.	1,780,304
32,750	McKesson Corp.	1,553,988
23,600	Medco Health Solutions, Inc. (a)	1,293,988
59,550	Omnicare, Inc.	3,348,496

		18,480,393

Hotels, Restaurants & Leisure — 6.5%
19,700	Four Seasons Hotels, Inc. (Canada)	1,130,780
22,681	Harrah’s Entertainment, Inc.	1,478,574
35,020	International Speedway Corp., Class A	1,837,500
27,600	Panera Bread Co., Class A (a)	1,412,568
30,800	Royal Caribbean Cruises Ltd. (Liberia)	1,330,560
63,500	Scientific Games Corp., Class A (a)	1,968,500
61,400	Sonic Corp. (a)	1,679,290
19,800	Station Casinos, Inc.	1,313,928

		12,151,700

Household Durables — 1.9%
36,300	D.R. Horton, Inc.	1,314,786
9,300	Harman International Industries, Inc.	951,111
29,100	Toll Brothers, Inc. (a)	1,299,897

		3,565,794

Household Products — 1.1%
35,200	Energizer Holdings, Inc. (a)	1,995,840

Insurance — 0.8%
40,100	Willis Group Holdings Ltd. (Bermuda)	1,505,755

Shares	Security Description	Value

Internet Software & Services — 1.8%
65,900	McAfee, Inc. (a)	2,070,578
62,000	VeriSign, Inc. (a)	1,324,940

		3,395,518

IT Services — 1.9%
52,950	Alliance Data Systems Corp. (a)	2,072,993
38,800	CheckFree Corp. (a)	1,467,416

		3,540,409

Leisure Equipment & Products — 0.7%
33,100	Brunswick Corp.	1,248,863

Machinery — 3.7%
39,900	Graco, Inc.	1,367,772
30,250	Harsco Corp.	1,983,492
18,150	ITT Industries, Inc.	2,061,840
33,300	Oshkosh Truck Corp.	1,437,228

		6,850,332

Materials — 0.9%
91,700	Rockwood Holdings, Inc. (a)	1,746,885

Media — 2.6%
17,000	Getty Images, Inc. (a)	1,462,680
55,450	Rogers Communications, Inc. (Canada), Class B	2,187,502
36,100	XM Satellite Radio Holdings, Inc., Class A (a)	1,296,351

		4,946,533

Metals & Mining — 1.5%
37,300	Consol Energy, Inc.	2,844,871

Oil, Gas & Consumable Fuels — 4.3%
22,200	EOG Resources, Inc.	1,662,780
30,100	Newfield Exploration Co. (a)	1,477,910
42,400	Range Resources Corp.	1,637,064
25,800	Southwestern Energy Co. (a)	1,893,720
29,000	Talisman Energy, Inc. (Canada)	1,416,360

		8,087,834

Pharmaceuticals — 0.8%
24,430	Sepracor, Inc. (a)	1,441,126

Road & Rail — 1.8%
92,600	Hunt (J.B.) Transport Services, Inc.	1,760,326
41,000	Norfolk Southern Corp.	1,662,960

		3,423,286

Semiconductors — 0.8%
33,500	Marvell Technology Group Ltd. (Bermuda) (a)	1,544,685

Semiconductors & Semiconductor Equipment — 5.9%
33,450	Broadcom Corp., Class A (a)	1,569,139
36,800	KLA-Tencor Corp.	1,794,368
54,110	Lam Research Corp. (a)	1,648,732
39,950	Linear Technology Corp.	1,501,720
87,265	Microchip Technology, Inc.	2,628,422
56,650	Nvidia Corp. (a)	1,941,962

		11,084,343

Software — 4.0%
62,800	Adobe Systems, Inc.	1,874,580
75,900	Citrix Systems, Inc. (a)	1,908,126

Shares	Security Description	Value

59,250	Computer Associates International, Inc.	1,647,742
142,900	Compuware Corp. (a)	1,357,550
30,300	Salesforce.com, Inc. (a)	700,536

		7,488,534

Specialty Retail — 8.4%
42,050	Abercrombie & Fitch Co.	2,096,193
14,200	Advance Auto Parts, Inc. (a)	549,256
54,950	Bed Bath & Beyond, Inc. (a)	2,207,891
45,700	CarMax, Inc. (a)	1,429,039
62,850	Circuit City Stores, Inc.	1,078,506
42,000	Men’s Wearhouse, Inc. (a)	1,121,400
45,800	Michaels Stores, Inc.	1,514,148
55,250	Ross Stores, Inc.	1,309,425
60,750	Sherwin-Williams Co. (The)	2,677,252
32,700	Weight Watchers International, Inc. (a)	1,686,666

		15,669,776

Textiles, Apparel & Luxury Goods — 1.1%
42,600	Polo Ralph Lauren Corp.	2,142,780

Trading Companies & Distributors — 0.8%
23,630	Fastenal Co.	1,443,557

Wireless Telecommunication Services — 1.3%
28,800	NII Holdings, Inc. (a)	2,432,160

	Total Long-Term Investments (Cost $160,999,881)	186,850,345

Short-Term Investments — 0.4%
Investment Company — 0.4%
719,781	JPMorgan Liquid Assets Money Market Fund (b) (m) Total Short-Term Investments (Cost $719,781)	719,781

Principal Amount
Investments of Cash Collateral for Securities Loaned — 17.6%
Corporate Notes — 1.3%
$262,426	CC USA, Inc. FRN, 4.11%, 10/03/05	262,426
262,487	Citigroup Global Markets Holding, Inc., FRN, 3.94%, 12/12/05	262,487
524,974	General Electric Co., 3.70%, 10/24/05	524,974
262,487	Lehman Brothers Holdings, FRN, 4.02%, 10/03/05	262,487
486,577	MBIA Global Funding LLC., FRN, 3.93%, 10/26/05	486,577
393,646	Sigma Finance, Inc., FRN, 4.10%, 10/03/05	393,646
262,487	Wells Fargo & Co., FRN, 4.07%, 10/03/05	262,487

		2,455,084

Repurchase Agreements — 16.3%
6,600,000	Banc of America Securities LLC, 3.95%, dated 09/30/05, due 10/03/05,	6,600,000
	repurchase price $6,6,02,173, collateralized by U.S. Government Agency
	Mortgages
6,600,000	Barclays Capital, 3.87%, dated 09/30/05, due 10/03/05, repurchase	6,600,000
	price $6,602,129, collateralized by U.S. Government Agency Securities
6,600,000	HSBC Securities, Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase	6,600,000
	price $6,602,134, collateralized by U.S. Government Agency Securities
6,600,000	Lehman Brothers Inc., 3.88%, dated 09/30/05, due 10/03/05, repurchase	6,600,000
	price $6,602,134, collateralized by U.S. Government Agency Securities

Principal Amount	Security Description	Value

3,980,419	Merrill Lynch Securities, 3.88%, dated 09/30/05, due 10/03/05, repurchase	3,980,419
	price $3,981,706, collateralized by U.S. Government Agency Securities
		30,380,419

	Total Investments of Cash Collateral for Securities Loaned (Cost $32,835,504)	32,835,503

Total Investments — 118.0% (Cost $194,555,166)		$220,405,629
Liabilities in Excess of Other Assets — (18.0)%		(33,575,059)

Net Assets — 100.0%		$186,830,570

Percentages indicated are based on net assets
Abbreviations:
(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Advisors, Inc.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2005.
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,688,658
Aggregate gross unrealized depreciation	(3,838,194)

Net unrealized appreciation/depreciation	$25,850,464

Federal income tax cost of investments	$194,555,166

JPMorgan Investment Trust Mid Cap Value Portfolio
Schedule of Portfolio Investments
As of September 30, 2005 (Unaudited)

Shares	Security Description	Value

Long-Term Investments — 94.2%
Common Stocks — 94.2%
Aerospace & Defense — 1.5%
18,700	Alliant Techsystems, Inc. (a)	$1,395,955
19,100	L-3 Communications Holdings, Inc.	1,510,237

		2,906,192

Auto Components — 0.8%
15,100	BorgWarner, Inc.	852,546
23,300	Lear Corp.	791,501

		1,644,047

Beverages — 1.6%
35,000	Brown-Forman Corp., Class B	2,083,900
46,500	Constellation Brands, Inc., Class A (a)	1,209,000

		3,292,900

Building Products — 0.7%
31,700	American Standard Cos., Inc.	1,475,635

Capital Markets — 2.5%
95,900	E*Trade Financial Corp. (a)	1,687,840
16,800	Legg Mason, Inc.	1,842,792
27,700	Northern Trust Corp.	1,400,235

		4,930,867

Chemicals — 5.1%
41,900	Albemarle Corp.	1,579,630
24,300	Ashland, Inc.	1,342,332
16,800	Engelhard Corp.	468,888
23,400	International Flavors & Fragrances, Inc.	833,976
29,700	Lubrizol Corp.	1,286,901
20,700	PPG Industries, Inc.	1,225,233
60,340	RPM International, Inc.	1,110,256
16,000	Sigma-Aldrich Corp.	1,024,960
55,000	Valspar Corp.	1,229,800

		10,101,976

Commercial Banks — 6.2%
51,200	Compass Bancshares, Inc.	2,346,496
24,500	Cullen/Frost Bankers, Inc.	1,208,830
13,000	M&T Bank Corp.	1,374,230
38,500	Mercantile Bankshares Corp.	2,074,380
61,250	North Fork Bancorp, Inc.	1,561,875
44,600	TCF Financial Corp.	1,193,050
24,156	TD Banknorth, Inc.	728,062
25,700	Zions Bancorp	1,830,097

		12,317,020

Commercial Services & Supplies — 0.9%
21,800	Pitney Bowes, Inc.	909,932
25,900	Republic Services, Inc.	914,011

		1,823,943

Computers & Peripherals — 1.0%
11,100	Lexmark International, Inc., Class A (a)	677,655
40,600	NCR Corp. (a)	1,295,546

		1,973,201

Shares	Security Description	Value

Construction Materials — 1.3%
15,050	Florida Rock Industries, Inc.	964,555
22,600	Vulcan Materials Co.	1,677,146

		2,641,701

Containers & Packaging — 0.9%
26,900	Ball Corp.	988,306
49,900	Pactiv Corp. (a)	874,248

		1,862,554

Diversified Financial Services — 0.8%
32,900	Principal Financial Group	1,558,473

Diversified Telecommunication Services — 2.1%
33,200	Alltel Corp.	2,161,652
59,800	CenturyTel, Inc.	2,091,804

		4,253,456

Electric Utilities — 4.7%
15,700	Allete, Inc.	719,217
23,900	American Electric Power Co., Inc.	948,830
20,100	Black Hills Corp.	871,737
58,900	DPL, Inc.	1,637,420
39,200	PG&E Corp.	1,538,600
63,400	PPL Corp.	2,049,722
66,200	Westar Energy, Inc.	1,597,406

		9,362,932

Electrical Equipment — 1.2%
33,800	Ametek, Inc.	1,452,386
14,900	Cooper Industries Ltd. (Bermuda), Class A	1,030,186

		2,482,572

Electronic Equipment & Instruments — 1.2%
75,200	Arrow Electronics, Inc. (a)	2,358,272

Energy Equipment & Services — 1.1%
15,800	Cal Dive International, Inc. (a)	1,001,878
20,900	Unit Corp. (a)	1,155,352

		2,157,230

Food Products — 2.9%
59,800	Dean Foods Co. (a)	2,323,828
72,000	Del Monte Foods Co. (a)	772,560
46,800	Hormel Foods Corp.	1,543,932
24,700	JM Smucker Co. (The)	1,198,938

		5,839,258

Gas Utilities — 1.7%
65,300	AGL Resources, Inc.	2,423,283
37,900	UGI Corp.	1,066,885

		3,490,168

Health Care Providers & Services — 4.2%
34,800	Coventry Health Care, Inc. (a)	2,993,496
28,600	Magellan Health Services, Inc. (a)	1,005,290
29,500	Manor Care, Inc.	1,133,095
30,500	Omnicare, Inc.	1,715,015
18,900	Quest Diagnostics, Inc.	955,206
12,500	Triad Hospitals, Inc. (a)	565,875

		8,367,977

Shares	Security Description	Value

Hotels, Restaurants & Leisure — 2.8%
44,200	Applebees International, Inc.	914,498
70,800	Hilton Hotels Corp.	1,580,256
21,400	International Game Technology	577,800
16,000	Las Vegas Sands Corp. (a)	526,560
41,000	Outback Steakhouse, Inc.	1,500,600
9,000	Station Casinos, Inc.	597,240

		5,696,954

Household Durables — 2.3%
14,800	Centex Corp.	955,784
20,600	Fortune Brands, Inc.	1,675,398
19,200	Lennar Corp., Class A	1,147,392
10,900	Mohawk Industries, Inc. (a)	874,725

		4,653,299

Household Products — 0.6%
21,500	Clorox Co.	1,194,110

Industrial Conglomerates — 1.2%
25,600	Carlisle Cos., Inc.	1,627,392
14,000	Walter Industries, Inc.	684,880

		2,312,272

Insurance — 7.7%
54,300	Assurant, Inc.	2,066,658
33,980	Cincinnati Financial Corp.	1,423,422
11,800	Everest Re Group Ltd. (Bermuda)	1,155,220
42,302	Fidelity National Financial, Inc.	1,883,285
31,300	Genworth Financial, Inc., Class A	1,009,112
21,600	IPC Holdings Ltd. (Bermuda)	705,240
23,030	MBIA, Inc.	1,396,079
108,750	Old Republic International Corp.	2,900,362
13,700	PartnerRe Ltd. (Bermuda)	877,485
30,300	Protective Life Corp.	1,247,754
22,100	Willis Group Holdings Ltd. (Bermuda)	829,855

		15,494,472

IT Services — 0.5%
19,700	Affiliated Computer Services, Inc., Class A (a)	1,075,620

Machinery — 1.7%
34,900	Crane Co.	1,037,926
24,000	Dover Corp.	978,960
22,500	Harsco Corp.	1,475,325

		3,492,211

Media — 3.5%
69,900	Belo Corp., Class A	1,597,914
48,600	Dex Media, Inc.	1,350,594
30,000	E.W. Scripps Co., Class A	1,499,100
48,000	Interactive Data Corp. (a)	1,087,200
15,500	Knight Ridder, Inc.	909,540
32,200	Regal Entertainment Group, Class A	645,288

		7,089,636

Metals & Mining — 0.6%
14,900	Consol Energy, Inc.	1,136,423

Shares	Security Description	Value

Multi-Utilities — 3.4%
24,000	Energen Corp.	1,038,240
58,400	Energy East Corp.	1,471,096
32,120	MDU Resources Group, Inc.	1,145,078
28,700	Oneok, Inc.	976,374
7,600	Questar Corp.	669,712
37,000	SCANA Corp.	1,562,880

		6,863,380

Multiline Retail — 1.7%
67,300	Family Dollar Stores, Inc.	1,337,251
9,469	Federated Department Stores, Inc.	633,192
33,400	Saks, Inc. (a)	617,900
32,900	Tuesday Morning Corp.	851,123

		3,439,466

Oil, Gas & Consumable Fuels — 4.2%
24,624	Devon Energy Corp.	1,690,191
16,600	Houston Exploration Co. (a)	1,116,350
23,600	Kinder Morgan, Inc.	2,269,376
16,171	Marathon Oil Corp.	1,114,667
21,700	Newfield Exploration Co. (a)	1,065,470
20,900	Pioneer Natural Resources Co.	1,147,828

		8,403,882

Paper & Forest Products — 0.5%
32,600	MeadWestvaco Corp.	900,412

Personal Products — 0.7%
38,600	Estee Lauder Cos., Inc., Class A	1,344,438

Real Estate — 6.3%
33,900	AMB Property Corp., REIT	1,522,110
59,400	American Financial Realty Trust, REIT	843,480
12,400	AvalonBay Communities, Inc., REIT	1,062,680
14,000	Boston Properties, Inc., REIT	992,600
35,000	Brookfield Properties Co. (Canada)	1,031,450
34,000	Cousins Properties, Inc., REIT	1,027,480
32,300	Kimco Realty Corp., REIT	1,014,866
41,220	Liberty Property Trust, REIT	1,753,499
16,500	PS Business Parks, Inc., Class A , REIT	755,700
24,600	Rayonier, Inc., REIT	1,417,452
45,900	United Dominion Realty Trust, Inc., REIT	1,087,830

		12,509,147

Software — 1.2%
48,600	Computer Associates International, Inc.	1,351,566
46,800	Take-Two Interactive Software, Inc. (a)	1,033,812

		2,385,378

Specialty Retail — 5.3%
74,200	Autonation, Inc. (a)	1,481,774
23,100	AutoZone, Inc. (a)	1,923,075
111,700	Limited Brands, Inc.	2,282,031
24,100	Sherwin-Williams Co. (The)	1,062,087
40,900	Tiffany & Co.	1,626,593
112,000	TJX Cos., Inc.	2,293,760

		10,669,320

Shares	Security Description	Value

Textiles, Apparel & Luxury Goods — 2.0%
27,300	Columbia Sportswear Co. (a)	1,266,720
47,100	V.F. Corp.	2,730,387

		3,997,107

Thrifts & Mortgage Finance — 4.4%
35,800	Golden West Financial Corp.	2,126,162
102,800	Hudson City Bancorp, Inc.	1,223,320
29,900	Independence Community Bank Corp.	1,019,291
14,600	MGIC Investment Corp.	937,320
27,100	Radian Group, Inc.	1,439,010
93,600	Sovereign Bancorp, Inc.	2,062,944

		8,808,047

Trading Companies & Distributors — 0.5%
28,200	Hughes Supply, Inc.	919,320

Wireless Telecommunication Services — 0.7%
17,800	Telephone & Data Systems, Inc.	694,200
18,300	Telephone & Data Systems, Inc. Special Shares	687,165

		1,381,365

	Total Common Stocks (Cost $170,189,099)	188,606,633

Short-Term Investment — 5.4%
Investment Company — 5.4%
10,803,611	JPMorgan Liquid Assets Money Market Fund (b)(m) (Cost $10,803,611)	10,803,611

Principal
Amount
Investments of Cash Collateral for Securities Loaned — 15.8%
Corporate Notes — 1.1%
$476,419	CC USA, Inc., FRN, 4.11%, 10/03/05	476,420
99,045	Citigroup Global Markets Holding, Inc., FRN, 3.94%, 12/12/05	99,045
198,090	General Electric Capital Corp., FRN, 3.70%, 10/24/05	198,090
476,397	Lehman Brothers Holdings, FRN, 4.02%, 10/03/05	476,397
148,567	MBIA Global Funding LLC, FRN, 3.93%, 10/26/05	148,568
241,362	Sigma Finance, Inc., FRN, 4.10%, 10/03/05	241,362
476,397	Wells Fargo & Co., FRN, 4.07%, 10/03/05	476,397

		2,116,279

Repurchase Agreements — 14.7%
5,000,000	Banc of America Securities LLC, 3.77% dated 09/30/05,
	due 11/01/05, repurchase price $5,016,232, collateralized by
	U.S. Government Agency Securities	5,000,000

Principal
Amount
6,200,000	HSBC Securities, Inc., 3.88% dated 09/30/05,
	due 10/03/05, repurchase price$6,202,673, collateralized by
	U.S. Government Agency Securities	6,200,000
6,200,000	Lehman Brothers, Inc., 3.88% dated 09/30/05
	due 10/03/05, repurchase price $6,202,673, collateralized by
	U.S. Government Agency Securities	6,200,000
6,200,000	Morgan Stanley, 3.96% dated 09/30/05,
	due 10/03/05, repurchase price $6,202,726, collateralized by
	U.S. Government Agency Securities	6,200,000
5,842,322	UBS Securities LLC, 3.90%, dated 09/30/05,
	due 10/03/05, repurchase price $5,844,854, collateralized by
	U.S. Government Agency Securities	5,842,322

		29,442,322

	Total Investments of Cash Collateral for Securities Loaned (Cost $31,558,601)	31,558,601

Total Investments — 115.4% (Cost $212,551,311)		$230,968,845
Liabilities in Excess of Other Assets — (15.4)%		(30,834,000)

Net Assets — 100.0%		$200,134,845

Percentages indicated are based on net assets.
Abbreviations:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA’s, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of September 30, 2005.

REIT	Real Estate Investment Trust
As of September 30, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,553,445
Aggregate gross unrealized depreciation	(4,135,911)

Net unrealized appreciation/depreciation	$18,417,534

Federal income tax cost of investments	$212,551,311

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The sub-administrator prepares financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.
ITEM 3. EXHIBITS.
CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
JPMorgan Investment Trust

By:	/s/ George C. W. Gatch George C. W. Gatch President and Principal Executive Officer November 23, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch George C. W. Gatch President and Principal Executive Officer November 23, 2005

By:	/s/ Stephanie Dorsey Stephanie Dorsey Treasurer and Principal Financial Officer November 23, 2005